                                                              File Nos. 33-86642
                                                                        811-8874

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                  [X]

                          Pre-Effective Amendment No.          [ ]


                     Post-Effective Amendment No. 4            [X]



                                     and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940              [X]


                                 Amendment No. 5

                        (Check appropriate box or boxes)

                          VARIABLE ANNUITY ACCOUNT FOUR
                           (Exact Name of Registrant)

                     Anchor National Life Insurance Company
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                              Susan L. Harris, Esq.
                     Anchor National Life Insurance Company
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)



Title and Amount
of Securities
Being Registered
----------------
Flexible Payment
Deferred Annuity
Contracts


It is proposed that this filing will become effective:

         [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
         [X]  on April 1, 1998 pursuant to paragraph (b) of Rule 485
         [ ]  60 days after filing pursuant to paragraph (a) of Rule 485
         [ ]  on [date] pursuant to paragraph (a) of Rule 485

                          VARIABLE ANNUITY ACCOUNT FOUR


Item Number in Form N-4                               Caption
-----------------------                               -------
1.    Cover Page...................................  Cover Page

2.    Definitions .................................  Glossary

3.    Synopsis.....................................  Profile; Fee Tables;
                                                     Examples

4.    Condensed Financial Information..............  Appendix A - Condensed
                                                     Financial Information

5.    General Description of Registrant,
      Depositor and Portfolio Companies............  Investment Options; Other
                                                     Information

6.    Deductions and Expenses......................  Expenses

7.    General Description of
      Variable Annuity Contracts...................  The Anchor Advisor
                                                     Variable Annuity; Annuity
                                                     Options

8.    Annuity Period...............................  Annuity Options

9.    Death Benefit................................  Death Benefit

10.   Purchases and Contract Value ................  Purchasing An Anchor
                                                     Advisor Variable Annuity
                                                     Contract

11.   Redemptions .................................  Withdrawals

12.   Taxes .......................................  Taxes

13.   Legal Proceedings ...........................  Other Information

14    Table of Contents of Statement
      of Additional Information....................  Additional Information
                                                     About the Separate Account

                  PART B - STATEMENT OF ADDITIONAL INFORMATION
                  --------------------------------------------

      Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.



Item Number in Form N-4                               Caption
-----------------------                               ---------
15.      Cover Page ...........................      Cover Page

16.      Table of Contents ....................      Table of Contents

17.      General Information and History.......      The Anchor Advisor
                                                     Variable Annuity(P);
                                                     Investment Options(P);
                                                     Other Information(P)

18.      Services .............................      Other Information(P)

19.      Purchase of Securities Being Offered .      Purchasing An Anchor
                                                     Advisor Variable Annuity
                                                     Contract(P)

20.      Underwriters .........................      Distribution of Contracts

21.      Calculation of Performance Data ......      Performance Data

22.      Annuity Payments .....................      Annuity Options(P);
                                                     Annuity Unit Values;
                                                     Annuity Payments

23.      Financial Statement ..................      Financial Statements



                                     PART C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                                                            LOGO
 P    R   O   F    I    L   E       This profile is a summary of some of the
                                    more important points
                  that you should know and consider before purchasing the Anchor Advisor Variable
                  Annuity. The sections in this profile correspond to sections in the accompanying

 April 1, 1998

                  prospectus which discuss the topics in more detail. The annuity is more fully described in the prospectus. Please read the prospectus carefully.

                ================================================================
                             1. THE ANCHOR ADVISOR
                           VARIABLE ANNUITY CONTRACT
                ================================================================

The Anchor Advisor Variable Annuity Contract is a contract between you and Anchor National Life Insurance Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings. Your money could grow faster than it would in a comparable taxable investment.


Anchor Advisor offers a diverse selection of money managers and investment options. You may divide your money among any or all of our 20 variable investment portfolios and the one-year fixed investment option. Your contract may also provide for a one-year DCA account option specifically for dollar cost averaging, subject to certain restrictions. Your investment is not guaranteed. The value of your contract can fluctuate up or down, based on the performance of the underlying investments you select, and you may experience a loss.


The variable investment portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are found on the next page.

Like most annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. Your earnings are based on the investment performance of the variable investment portfolios to which your money is allocated and/or the interest rate earned on the fixed investment options. You may withdraw money from your contract during the Accumulation Phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. An IRS tax penalty may apply if you make withdrawals before age 59 1/2. During the Income Phase, you will receive monthly payments from your annuity. Your monthly payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where your money is allocated. Among other factors, the amount of money you are able to accumulate in your contract during the Accumulation Phase will determine the amount of your payments during the Income Phase.

                ================================================================
                               2. ANNUITY OPTIONS
                ================================================================

You can select from one of five annuity options:
   (1) payments for your lifetime;
   (2) payments for your lifetime and your survivor's lifetime;
   (3) payments for your lifetime and your survivor's lifetime, but for not less than 120 months;
   (4) payments for your lifetime, but for not less than 120 or 240 months; and
   (5) payments for a specified period of 5 to 30 years.

You will also need to decide if you want your payments to fluctuate with investment performance or remain constant, and the date on which your payments will begin. Once you begin receiving payments, you cannot change your annuity option. If your contract is part of a nonqualified retirement plan (one that is established with after tax dollars), payments during the Income Phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts which are part of a qualified retirement plan using before tax dollars, the entire payment is taxable as income.

                ================================================================
                        3. PURCHASING AN ANCHOR ADVISOR
                           VARIABLE ANNUITY CONTRACT
                ================================================================

You can buy a contract through your financial representative, who can also help you complete the proper forms. The minimum initial investment is $20,000 and subsequent amounts of $500 or more may be added to your contract at any time during the Accumulation Phase.

                ================================================================
                             4. INVESTMENT OPTIONS
                ================================================================

You may allocate money to the following variable investment portfolios of Anchor Series Trust and/or SunAmerica Series Trust:

ANCHOR SERIES TRUST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
      - Capital Appreciation Portfolio
      - Growth Portfolio
      - Natural Resources Portfolio
      - Government and Quality Bond Portfolio

SUNAMERICA SERIES TRUST
  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      - Global Equities Portfolio
      - Alliance Growth Portfolio
      - Growth-Income Portfolio
  MANAGED BY DAVIS SELECTED ADVISERS, L.P.
      - Venture Value Portfolio
  MANAGED BY FEDERATED INVESTORS
      - Federated Value Portfolio
      - Utility Portfolio
      - Corporate Bond Portfolio
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/
  GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
      - Asset Allocation Portfolio
      - Global Bond Portfolio
  MANAGED BY MORGAN STANLEY ASSET MANAGEMENT INC.
      - International Diversified Equities Portfolio
      - Worldwide High Income Portfolio
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
      - Aggressive Growth Portfolio

      - "Dogs" of Wall Street Portfolio

      - SunAmerica Balanced Portfolio
      - High-Yield Bond Portfolio
      - Cash Management Portfolio

You may also allocate money to the one-year fixed investment option and the one-year DCA account option, if provided for by your contract. The interest rate may differ from time to time but will never be less than 3%. Once established, the rate will not change during the one-year period.
                ================================================================
                                  5. EXPENSES
                ================================================================

We deduct insurance charges which amount to 1.52% annually of the average daily value of your contract allocated to the variable portfolios. The insurance charges include: Mortality and Expense Risk, 1.25%; Enhanced Death Benefit,
 .12%; and Distribution Expense, .15%.

As with other professionally managed investments, there are also investment charges imposed on contracts with money allocated to the variable portfolios which are estimated to range from .63% to 1.35%. In a limited number of states, you may also be assessed a state premium tax of up to 3.5% depending upon the state.

Each year, you are allowed to make 15 transfers without charge. After your first 15 free transfers, a $25 transfer fee ($10 in Pennsylvania and Texas) will apply to each subsequent transfer. There are no charges under the contract for withdrawals.

In a limited number of states, you may also be assessed a state premium tax of up to 3.5% depending upon the state.

The following chart is designed to help you understand the charges in your contract. The column "Total Annual Charges" shows the total of the 1.52% insurance charges and the investment charges for each variable portfolio. The next two columns show two examples of the charges you would pay under the contract. The examples assume that you invested $1,000 in a portfolio which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. The premium tax is assumed to be 0% in both examples.

----------------------------------------------------------------------------------------------------------------------------
                                                                                               EXAMPLES:
                                       TOTAL ANNUAL         TOTAL ANNUAL                     TOTAL EXPENSES   TOTAL EXPENSES
                                        INSURANCE            INVESTMENT       TOTAL ANNUAL     AT END OF        AT END OF
   ANCHOR SERIES TRUST PORTFOLIO         CHARGES              CHARGES           CHARGES          1 YEAR          10 YEARS
----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation                      1.52%                 .71%             2.23%            $23              $256
Growth                                    1.52%                 .78%             2.30%            $23              $264
Natural Resources                         1.52%                 .89%             2.41%            $24              $275
Government and Quality Bond               1.52%                 .71%             2.23%            $23              $256
----------------------------------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST PORTFOLIO
Aggressive Growth*                        1.52%                 .90%             2.42%            $25              $276
International Diversified Equities        1.52%                1.35%             2.87%            $29              $319
Global Equities                           1.52%                 .95%             2.47%            $25              $281
Alliance Growth                           1.52%                 .65%             2.17%            $22              $250
"Dogs" of Wall Street*                    1.52%                 .85%             2.37%            $24              $271
Venture Value                             1.52%                 .79%             2.31%            $23              $265
Federated Value*                          1.52%                1.03%             2.55%            $26              $289
Growth-Income                             1.52%                 .65%             2.17%            $22              $250
Utility*                                  1.52%                1.05%             2.57%            $26              $290
Asset Allocation                          1.52%                 .68%             2.20%            $22              $253
SunAmerica Balanced*                      1.52%                1.00%             2.52%            $26              $286
Worldwide High Income                     1.52%                1.10%             2.62%            $27              $295
High-Yield Bond                           1.52%                 .75%             2.27%            $23              $261
Corporate Bond                            1.52%                 .91%             2.43%            $25              $277
Global Bond                               1.52%                 .90%             2.42%            $25              $276
Cash Management                           1.52%                 .63%             2.15%            $22              $248
============================================================================================================================
----------------------------------------------------------------------------------------------------------------------------



* For these portfolios, the adviser, SunAmerica Asset Management Corp., has agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below an established maximum amount. All waivers or reimbursements may be terminated at any time.


For more detailed information, see the Fee Tables and Examples in the prospectus.

                ================================================================
                                    6. TAXES
                ================================================================

Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a Nonqualified contract (one that is established with after tax dollars) are deferred until they are withdrawn. In a Qualified contract (one that is established with before after tax dollars like an IRA), all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% IRS tax penalty for distributions or withdrawals before age 59 1/2.

                ================================================================
                                 7. WITHDRAWALS
                ================================================================

Withdrawals may be made from your contract in the amount of $1,000 or more. You may request a withdrawal in writing or by establishing systematic withdrawals. Under systematic withdrawals, the minimum withdrawal amount is $250. There are no withdrawal charges.

                ================================================================
                                 8. PERFORMANCE
                ================================================================

The value of your annuity will fluctuate depending upon the investment performance of the portfolio(s) you choose.

The following chart shows total returns for each portfolio for the time periods shown. These numbers reflect the insurance charges and the investment charges of the portfolio. Past performance is not a guarantee of future results.


------------------------------------------------------------
         ANCHOR SERIES                  CALENDAR YEAR
        TRUST PORTFOLIO              1997           1996
------------------------------------------------------------
  Capital Appreciation              23.56%          5.33%
  Growth                            28.43%         11.74%
  Natural Resources                 (9.94)%         5.76%
  Government and Quality Bond        7.90%          3.04%
------------------------------------------------------------
SUNAMERICA SERIES
TRUST PORTFOLIO
  Aggressive Growth                 10.64%         12.67%
  International Diversified
     Equities                        4.80%          6.25%
  Global Equities                   13.33%          6.40%
  Alliance Growth                   29.46%         16.46%
  "Dogs" of Wall Street                  --            --
  Venture Value                     32.25%         14.01%
  Federated Value                   29.46%         11.51%
  Growth-Income                     31.90%         15.67%
  Utility                           23.87%          7.44%
  Asset Allocation                  19.98%          9.49%
  SunAmerica Balanced               22.60%          8.09%
  Worldwide High Income             13.81%          9.74%
  High-Yield Bond                   12.74%          5.60%
  Corporate Bond                     9.24%          3.94%
  Global Bond                        8.41%          5.18%
  Cash Management                    3.58%          1.07%
  -            ---
---------------------------------------------


Inception date for each portfolio varies.

                ================================================================
                                9. DEATH BENEFIT
                ================================================================

If you should die during the Accumulation Phase, your beneficiary will receive a death benefit. Unless your contract states otherwise, you must select from the two death benefit options described below at the time you purchase your contract. Once selected, your death benefit may not be changed. You should discuss with your financial representative the options available to you and which option is best for you.

      OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION:

The death benefit is the greater of:

      (1) the value of your contract,
      (2) the money you put in less any withdrawals, all compounded at 4% annually (3% if age 70 or older at time of issue), or
      (3) the value of your contract on the seventh contract anniversary less any withdrawals plus any additional money you put in since the seventh anniversary, all compounded at 4% annually (3% if age 70 or older at time of issue).

      OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION:

The death benefit is the greater of:

      (1) the value of your contract,
      (2) the money you put in less any
          withdrawals, or
      (3) the maximum of the anniversary values up to your 81st birthday. The anniversary value is equal to the value of your contract on the contract anniversary less any withdrawals plus any additional money you put in since that anniversary.

If you are age 90 or older at the time of death, the death benefit under option 2 is the value of your contract.

                ================================================================
                             10. OTHER INFORMATION
                ================================================================

FREE LOOK: You may cancel your contract within ten days (or longer if required by state law) by mailing it to our Annuity Service Center. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of your contract (unless otherwise required by state law). Its value may be more or less than the money you initially invested. If state law requires us to return your original investment, we may put your money in the Cash Management Portfolio during the free look period.

ASSET ALLOCATION REBALANCING: If selected by you, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix in the variable investment portfolios and the one-year fixed investment option by readjusting your money on a calendar quarter, semiannual or annual basis.

SYSTEMATIC WITHDRAWAL PROGRAM: If selected by you, this program allows you to receive either monthly, quarterly, semiannual or annual checks during the Accumulation Phase. Systematic withdrawals may also be electronically wired to your bank account. Of course, withdrawals may be taxable and a 10% federal tax penalty may apply if you are under age 59 1/2.

DOLLAR COST AVERAGING: If selected by you, this program allows you to invest gradually in the equity and bond portfolios from any of the variable investment portfolios or the one-year fixed investment option. Your contract may also provide for a one-year DCA account option for dollar cost averaging.

AUTOMATIC PAYMENT PLAN: You can add to your contract directly from your bank account with as little as $100 per month.

CONFIRMATIONS AND QUARTERLY STATEMENTS: You will receive a confirmation of each transaction within your contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your account values.

                ================================================================
                                 11. INQUIRIES
                ================================================================

If you have questions about your contract or need to make changes, call your financial representative or contact us at:

      Anchor National Life Insurance Company
      Annuity Service Center
      P.O. Box 54299
      Los Angeles, California 90054-0299
      Telephone Number: (800) 445-SUN2

If money accompanies your correspondence, you should direct it to:

      Anchor National Life Insurance Company
      P.O. Box 100330
      Pasadena, California 91189-0001

                                      LOGO

                                   PROSPECTUS

                                 APRIL 1, 1998



Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
  before investing and keep it for            issued by
future reference. It contains                 ANCHOR NATIONAL LIFE INSURANCE COMPANY
important information about the               in connection with
Anchor Advisor Variable Annuity.              VARIABLE ANNUITY ACCOUNT FOUR
                                              The annuity has 21 investment choices - a one-year fixed
To learn more about the annuity               investment option and 20 variable investment portfolios
offered by this prospectus, you can           listed below. Your contract may also provide for a one-year
obtain a copy of the Statement of             DCA account option. The 20 variable investment portfolios
Additional Information ("SAI") dated          are part of Anchor Series Trust or SunAmerica Series Trust.
April 1, 1998. The SAI has been filed
with the Securities and Exchange              ANCHOR SERIES TRUST:
Commission ("SEC") and is                     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
incorporated by reference into this           - Capital Appreciation Portfolio
prospectus. The Table of Contents of          - Growth Portfolio
the SAI appears on page 16 of this            - Natural Resources Portfolio
prospectus. For a free copy of the            - Government and Quality Bond Portfolio
SAI, call us at (800) 445-SUN2 or
write to us at our Annuity Service            SUNAMERICA SERIES TRUST:
Center, P.O. Box 54299, Los Angeles,          MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
California 90054-0299.                        - Global Equities Portfolio
                                              - Alliance Growth Portfolio
In addition, the SEC maintains a              - Growth-Income Portfolio
website (http://www.sec.gov) that             MANAGED BY DAVIS SELECTED ADVISERS, L.P.
contains the SAI, materials                   - Venture Value Portfolio
incorporated by reference and other           MANAGED BY FEDERATED INVESTORS
information filed electronically with         - Federated Value Portfolio
the SEC by Anchor National Life               - Utility Portfolio
Insurance Company.                            - Corporate Bond Portfolio
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/
ANNUITIES INVOLVE RISKS, INCLUDING            GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
POSSIBLE LOSS OF PRINCIPAL, AND ARE           - Asset Allocation Portfolio
NOT A DEPOSIT OR OBLIGATION OF, OR            - Global Bond Portfolio
GUARANTEED OR ENDORSED BY, ANY BANK.          MANAGED BY MORGAN STANLEY ASSET MANAGEMENT INC.
THEY ARE NOT FEDERALLY INSURED BY THE         - International Diversified Equities Portfolio
FEDERAL DEPOSIT INSURANCE                     - Worldwide High Income Portfolio
CORPORATION, THE FEDERAL RESERVE              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
BOARD OR ANY OTHER AGENCY.                    - Aggressive Growth Portfolio
                                              - "Dogs" of Wall Street Portfolio
                                              - SunAmerica Balanced Portfolio
                                              - High-Yield Bond Portfolio
                                              - Cash Management Portfolio


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE
        ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                          TO THE CONTRARY IS A CRIMINAL OFFENSE.

==================================================================
                               TABLE OF CONTENTS
==================================================================


 GLOSSARY.............................................     2
 FEE TABLES...........................................     3
       Owner Transaction Expenses.....................     3
       Annual Separate Account Expenses...............     3
       Portfolio Expenses.............................     3
 EXAMPLES.............................................     4
 1.    THE ANCHOR ADVISOR VARIABLE ANNUITY............     5
 2.    ANNUITY INCOME OPTIONS.........................     5
       Allocation of Annuity Payments.................     6
       Annuity Payments...............................     6
       Transfers During the Income Phase..............     6
       Deferment of Payments..........................     7
 3.    PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY
       CONTRACT.......................................     7
       Allocation of Purchase Payments................     7
       Accumulation Units.............................     7
       Free Look......................................     7
 4.    INVESTMENT OPTIONS.............................     8
       Anchor Series Trust............................     8
       SunAmerica Series Trust........................     8
       Fixed Investment Option........................     8
       Transfers During the Accumulation Phase........     9
       Dollar Cost Averaging Program..................     9
       Asset Allocation Rebalancing Program...........    10
       Voting Rights..................................    10
       Substitution...................................    10
 5.    EXPENSES.......................................    10
       Insurance Charges..............................    11
       Mortality and Expense Risk Charge..............    11
       Distribution Expense Charge....................    11
       Investment Charges.............................    11
       Transfer Fee...................................    11
       Premium Taxes..................................    11
       Income Taxes...................................    11
       Reduction or Elimination of Certain Charges and
       Additional Amounts Credited....................    11
 6.    TAXES..........................................    12
       Annuity Contracts in General...................    12
       Tax Treatment of Distributions - Nonqualified
       Contracts......................................    12
       Tax Treatment of Distributions - Qualified
       Contracts......................................    12
       Diversification................................    13
 7.    WITHDRAWALS....................................    13
       Systematic Withdrawal Program..................    13
       Minimum Contract Value.........................    13
 8.    PERFORMANCE....................................    14
 9.    DEATH BENEFIT..................................    14
 10.   OTHER INFORMATION..............................    15
       Anchor National................................    15
       The Separate Account...........................    15
       The General Account............................    15
       Distribution...................................    15
       Administration.................................    16
       Legal Proceedings..............................    16
       Ownership......................................    16
       Custodian......................................    16
       Additional Information.........................    16
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
 INFORMATION..........................................    17
 APPENDIX A - CONDENSED FINANCIAL INFORMATION.........
                                                         A-1
 APPENDIX B - PREMIUM TAXES...........................   B-1


==================================================================
                                    GLOSSARY
==================================================================

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity payments.

ANNUITY DATE - The date on which annuity payments are to begin, as selected by you.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY (IES) - The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.

INCOME PHASE - The period during which we make annuity payments to you.

IRS - The Internal Revenue Service.

NONQUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement annuity ("IRA").

PORTFOLIO(S) - The variable investment options available under the contract. Each Portfolio has its own investment objective and is invested in the underlying investments of Anchor Series Trust or SunAmerica Series Trust.

PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or individual retirement annuity ("IRA").

TRUSTS - Refers to Anchor Series Trust and SunAmerica Series Trust, collectively.

================================================================================
                                   FEE TABLES
================================================================================

OWNER TRANSACTION EXPENSES


Withdrawal Charge............. None
Contract Maintenance Charge... None
Transfer Fee.................. No charge for first 15
                               transfers each year;
                               thereafter, fee is $25
                               per transfer ($10 in
                               Pennsylvania and Texas)


ANNUAL SEPARATE ACCOUNT EXPENSES
(AS A PERCENTAGE OF DAILY NET ASSET VALUE)

Mortality and Expense Risk Charge..........  1.37%
Distribution Expense Charge................  0.15%
                                             -----
    TOTAL SEPARATE ACCOUNT EXPENSES          1.52%
                                             =====

                               PORTFOLIO EXPENSES


                              ANCHOR SERIES TRUST


(AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S TWELVE-MONTH PERIOD ENDED
                               NOVEMBER 30, 1997)


                                             MANAGEMENT     OTHER      TOTAL ANNUAL
                 PORTFOLIO                      FEE        EXPENSES      EXPENSES
===================================================================================
Capital Appreciation                            .65%         .06%          .71%
-----------------------------------------------------------------------------------
Growth                                          .72%         .06%          .78%
-----------------------------------------------------------------------------------
Natural Resources                               .75%         .14%          .89%
-----------------------------------------------------------------------------------
Government and Quality Bond                     .62%         .09%          .71%
===================================================================================

                            SUNAMERICA SERIES TRUST

(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES

              FOR THE TRUST'S FISCAL YEAR ENDED NOVEMBER 30, 1997)


                                             MANAGEMENT     OTHER      TOTAL ANNUAL
                 PORTFOLIO                      FEE        EXPENSES      EXPENSES
===================================================================================
Aggressive Growth                                .76%        .14%           .90%
-----------------------------------------------------------------------------------
International Diversified Equities              1.00%        .35%          1.35%
-----------------------------------------------------------------------------------
Global Equities                                  .76%        .19%           .95%
-----------------------------------------------------------------------------------
Alliance Growth                                  .59%        .06%           .65%
-----------------------------------------------------------------------------------
"Dogs" of Wall Street*                           .60%        .25%           .85%
-----------------------------------------------------------------------------------
Venture Value                                    .74%        .05%           .79%
-----------------------------------------------------------------------------------
Federated Value                                  .80%        .23%          1.03%
-----------------------------------------------------------------------------------
Growth-Income                                    .60%        .05%           .65%
-----------------------------------------------------------------------------------
Utility                                          .75%        .30%          1.05%
-----------------------------------------------------------------------------------
Asset Allocation                                 .61%        .07%           .68%
-----------------------------------------------------------------------------------
SunAmerica Balanced                              .74%        .26%          1.00%
-----------------------------------------------------------------------------------
Worldwide High Income                           1.00%        .10%          1.10%
-----------------------------------------------------------------------------------
High-Yield Bond                                  .66%        .09%           .75%
-----------------------------------------------------------------------------------
Corporate Bond                                   .70%        .21%           .91%
-----------------------------------------------------------------------------------
Global Bond                                      .72%        .18%           .90%
-----------------------------------------------------------------------------------
Cash Management                                  .54%        .09%           .63%
===================================================================================



    * As of the date of this Prospectus, the sale of contracts offering "Dogs" of Wall Street Portfolio had not begun. The percentages shown are based on estimated amounts for the current fiscal year.


     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

================================================================================
                                    EXAMPLES
================================================================================

You would pay the following expenses on a $1,000 investment in each Portfolio, assuming (1) a 5% annual return on assets and (2) surrender of the contract at the end of the stated time period. As noted in the Fee Tables, we do not impose any withdrawal charges. Your expenses are identical whether you continue the contract or surrender your contract at the end of the applicable period as a lump sum or under one of the annuity options.


                                                      TIME PERIODS
              PORTFOLIO                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
================================================================================
Capital Appreciation                     $23        $70       $119        $256
--------------------------------------------------------------------------------
Growth                                   $23        $72       $123        $264
--------------------------------------------------------------------------------
Natural Resources                        $24        $75       $129        $275
--------------------------------------------------------------------------------
Government and Quality Bond              $23        $70       $119        $256
--------------------------------------------------------------------------------
Aggressive Growth                        $25        $75       $129        $276
--------------------------------------------------------------------------------
International Diversified Equities       $29        $89       $151        $319
--------------------------------------------------------------------------------
Global Equities                          $25        $77       $132        $281
--------------------------------------------------------------------------------
Alliance Growth                          $22        $68       $116        $250
--------------------------------------------------------------------------------
"Dogs" of Wall Street                    $24        $74       $127        $271
--------------------------------------------------------------------------------
Venture Value                            $23        $72       $124        $265
--------------------------------------------------------------------------------
Federated Value                          $26        $79       $136        $289
--------------------------------------------------------------------------------
Growth-Income                            $22        $68       $116        $250
--------------------------------------------------------------------------------
Utility                                  $26        $80       $137        $290
--------------------------------------------------------------------------------
Asset Allocation                         $22        $69       $118        $253
--------------------------------------------------------------------------------
SunAmerica Balanced                      $26        $78       $134        $286
--------------------------------------------------------------------------------
Worldwide High Income                    $27        $81       $139        $295
--------------------------------------------------------------------------------
High-Yield Bond                          $23        $71       $122        $261
--------------------------------------------------------------------------------
Corporate Bond                           $25        $76       $130        $277
--------------------------------------------------------------------------------
Global Bond                              $25        $75       $129        $276
--------------------------------------------------------------------------------
Cash Management                          $22        $67       $115        $248
================================================================================


EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract.


2. For certain Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Portfolio's average net assets: Aggressive Growth (.90%); "Dogs" of Wall Street (.85%); Federated Value (1.03%); SunAmerica Balanced (1.00%); and Utility (1.05%). The adviser also may voluntarily waive or reimburse additional amounts to increase a Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.



3. Absent fee waivers or reimbursement of expenses by the adviser, you would have incurred the following expenses during the last fiscal year: Utility (1.24%).



4. The Examples assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected.



5. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




            THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION

=========================================================
                     1. THE ANCHOR ADVISOR VARIABLE ANNUITY
=========================================================

An annuity is a contract between you, as the owner, and an insurance company. The contract provides tax deferral for your earnings, as well as a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you decide to begin receiving annuity payments, your annuity is in the Accumulation Phase. Once you begin receiving annuity payments, your contract switches to the Income Phase. If you die during the Accumulation Phase, the insurance company guarantees a death benefit to your Beneficiary.

The Anchor Advisor Variable Annuity Contract is issued by Anchor National Life Insurance Company ("Anchor National"), a stock life insurance company organized under the laws of the state of Arizona. Its principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022. Anchor National conducts life insurance and annuity business in the District of Columbia and in all states except New York. Anchor National is an indirect wholly owned subsidiary of SunAmerica Inc., a Maryland corporation.

During the Accumulation Phase, the value of your annuity benefits from tax deferral. This means your earnings accumulate on a tax-deferred basis until you take money out of your contract. The Income Phase occurs if you decide to receive annuity payments. You select the date on which annuity payments are to begin.


The contract is called a variable annuity because you can choose among 20 variable investment Portfolios. Depending upon market conditions, you can make or lose money in any of these Portfolios. If you allocate money to the Portfolios, the amount of money you are able to accumulate in the variable portion of your contract during the Accumulation Phase depends upon the investment performance of the Portfolio(s) you select. The amount of the annuity payments you receive during the Income Phase from the variable portion of your contract also depends upon the investment performance of the Portfolios you select for the Income Phase.


The contract also contains a one-year fixed investment option and if provided for by your contract, a one-year DCA account option. Your money will earn interest at the rate set by Anchor National. The interest rate is guaranteed by Anchor National for the time you agree to leave your money in the fixed investment option or the DCA account. If you allocate money to the fixed investment option, the amount of money you are able to accumulate in the fixed portion of your contract during the Accumulation Phase depends upon the total interest credited to your fixed investment option. The amount of annuity payments you receive during the Income Phase from the fixed portion of your contract will remain level for the entire Income Phase.
=========================================================
                           2. ANNUITY INCOME OPTIONS
=========================================================

When you switch to the Income Phase, you will receive regular income payments under the contract. You can choose to have your annuity payments sent to you by check or electronically wired to your bank.

You select the date on which annuity payments are to begin, which must be the first day of a month and must be at least two years after the date your contract is issued. We call this the Annuity Date. You may change your Annuity Date at least seven days prior to the date that your payments are to begin. However, annuity payments must begin by the later of your 90th birthday or ten years after the date your contract is issued. If no Annuity Date is selected, annuity payments will begin on the later of your 90th birthday or ten years after the date your contract is issued. Certain states may require you to receive annuity payments prior to such date. If the Annuity Date is past your 85th birthday, it is possible that the contract would not be treated as an annuity and you may incur adverse tax consequences.

The Annuitant is the person on whose life annuity payments are based. You may change the Annuitant at any time prior to the Annuity Date if you are an individual designated as the owner of the contract. You may also designate a second person on whose life annuity payments are based. If the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

If you do not choose an annuity option, annuity payments will be made in accordance with option 4 (below) for 120 months. If the annuity payments are for joint lives, then we will make payments in accordance with option 3. We may pay the annuity in one lump sum if your contract is less than $5,000, where permitted by state law. Likewise, if your annuity payments would be less than $50 a month, we have the right to change the frequency of your payment to be on a quarterly, semiannual or annual basis so that your annuity payments are at least $50. Annuity payments will be made to you unless you designate another person to receive them. In that case, you must notify us in writing at least thirty days before the Annuity Date. You will remain fully responsible for any taxes related to the annuity payments.

The contract offers 5 annuity options. Other annuity options may be available in the future.

    OPTION 1 - LIFE INCOME

Under this option, we will make monthly annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

    OPTION 2 - JOINT AND SURVIVOR ANNUITY

Under this option, we will make monthly annuity payments as long as the Annuitant and a designated second person are alive. Upon the death of either person, we will continue to make annuity payments so long as the survivor is alive. You choose the amount of the annuity payments to the survivor, which can be equal to 100%, 66.66% or 50% of the full amount. Annuity payments stop upon the death of the survivor.

    OPTION 3 - JOINT AND SURVIVOR LIFE
    ANNUITY - 120 MONTHLY PAYMENTS GUARANTEED

This option is similar to option 2 above, with the additional guarantee that payments will be made for at least 120 months. If the Annuitant and designated second person die before all payments have been made, the rest will be made to the Beneficiary.

    OPTION 4 - LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED

This option is similar to option 1 above, with the additional guarantee that payments will be made for at least 120 or 240 months, as selected by you. Under this option, if the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary.

    OPTION 5 - INCOME FOR A SPECIFIED PERIOD

Under this option, we will make monthly annuity payments for any period of time from 5 to 30 years, as selected by you. However, the period must be for full 12 month periods. Under this option, if the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. This option does not contain an element of mortality risk. Therefore, you will not get the benefit of the mortality component of the mortality and expense risk change if this option is selected.

ALLOCATION OF ANNUITY PAYMENTS

On the Annuity Date, if your money is invested in the fixed investment option, your annuity payments will be fixed in amount. If your money is invested in the variable Portfolios, your annuity payments will vary depending on the investment performance of the Portfolios. If you have money in the fixed and variable investment options, your annuity payments will be based on the investment allocations. Unless your contract states otherwise, you may not convert between fixed and variable payments once annuity payments begin.

ANNUITY PAYMENTS

If you choose to have any portion of your annuity payments come from the variable Portfolios, the dollar amount of your payment will depend upon three things: (1) the value of your contract in the Portfolios on the Annuity Date,
(2) the 3.5% assumed investment rate used in the annuity table for the contract and (3) the performance of the Portfolios you selected. If the actual performance exceeds the 3.5% assumed rate, your annuity payments will increase. Similarly, if the actual rate is less than 3.5%, your annuity payments will decrease. The SAI contains detailed information and sample calculations.

TRANSFERS DURING THE INCOME PHASE

Transfers are subject to the same limitations as transfers during the Accumulation Phase. However, you can only make one transfer each month without charge. You may not transfer money from the fixed investment option to the variable Portfolios or from the variable Portfolios to the fixed investment option during the Income Phase, unless your contract states otherwise. You may transfer money among the variable Portfolios.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by state law. Interest will be credited to you during the deferral period.

=========================================================
                        3. PURCHASING AN ANCHOR ADVISOR
                                VARIABLE ANNUITY
=========================================================

A Purchase Payment is the money you give to us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. You can purchase a contract with a minimum initial investment of $20,000. The maximum we accept is $1,000,000 without prior approval. Payments in amounts of $500 or more may be added to your contract at any time during the Accumulation Phase. You can make scheduled subsequent Purchase Payments of $100 or more per month by enrolling in the Automatic Payment Plan. We reserve the right to waive the minimum initial investment amount for certain groups of individuals.

We may refuse any Purchase Payment. In general, we will not issue a Nonqualified contract to anyone who is over age 90 or a Qualified contract to anyone who is age 70 1/2 or older unless you can show that the minimum distributions required by the IRS are being made. You should also consider the appropriateness of this annuity for Qualified contracts given the minimum initial investment amount.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, you will allocate your Purchase Payment to the variable investment Portfolios and/or the fixed investment option. If you make additional Purchase Payments, we will allocate them in the same way unless you tell us otherwise.

Once we receive your Purchase Payment and a complete application at our principal place of business, we will issue your contract and allocate your first Purchase Payment within two business days. If you do not give us all the necessary information, we will contact you to obtain it. If we are unable to complete this process within five business days, we will either send back your money or get your permission to keep it until we get all the necessary information.

ACCUMULATION UNITS
The value of the variable portion of your contract will go up or down depending upon the investment performance of the Portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure called an Accumulation Unit, which works like a share of a mutual fund. During the Income Phase, we call them Annuity Units.

The value of an Accumulation Unit is determined each day that the New York Stock Exchange ("NYSE") is open. We calculate an Accumulation Unit value for each Portfolio after the NYSE closes each day. We do this by:

     (1) determining the total value of money invested in the particular Portfolio;

     (2) subtracting from that amount any insurance charges and any other charges such as taxes; and

     (3) dividing this amount by the number of outstanding Accumulation Units.

The value of an Accumulation Unit may go up or down from day to day. When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Portfolio by the value of the Accumulation Unit for that Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You want the money to go to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.252 Accumulation Units for the Global Bond Portfolio.

FREE LOOK

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. You will receive back whatever your contract is worth on the day we receive your request. Its value may be more or less than the money you initially invested. Thus, the investment risk is borne by you during the free look period.

In certain states or if you purchase your contract as an IRA, we may be required to return your Purchase Payment. If that is the case, we reserve the right to put your money in the Cash Management Portfolio during the free look period. At the end of the period, we will reallocate your money as you selected. If you cancel your contract during the free look period, we will return to you the greater of your Purchase Payments or the value of your contract.
=========================================================
                             4. INVESTMENT OPTIONS
=========================================================


The contract offers 20 variable investment Portfolios which invest in shares of the Anchor Series Trust or the SunAmerica Series Trust. These Portfolios are listed below. Additional Portfolios may be available in the future. SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of SunAmerica Inc., is the investment adviser for both Trusts. The Trusts serve as underlying investments for other variable contracts sold by Anchor National, its affiliate, First SunAmerica Life Insurance Company, and other unaffiliated insurance companies. Neither Anchor National nor the Trusts believes offering shares of the Trusts in this manner will be disadvantageous to you. We will monitor the Trusts for any conflicts that may arise between contract owners. Additional information is contained in the prospectus for the Trusts.


ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust has Portfolios in addition to those listed below which are not available for investment under the contract. The 4 available Portfolios are:

   MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
       - Capital Appreciation Portfolio
       - Growth Portfolio
       - Natural Resources Portfolio
       - Government and Quality Bond Portfolio

SUNAMERICA SERIES TRUST


Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust also has Portfolios in addition to those listed below which are not available for investment under the contract. The 16 available Portfolios and the subadvisers are:


   MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
       - Global Equities Portfolio
       - Alliance Growth Portfolio
       - Growth-Income Portfolio
   MANAGED BY DAVIS SELECTED ADVISERS, L.P.
       - Venture Value Portfolio
   MANAGED BY FEDERATED INVESTORS
       - Federated Value Portfolio
       - Utility Portfolio
       - Corporate Bond Portfolio
   MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/ GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
       - Asset Allocation Portfolio
       - Global Bond Portfolio
   MANAGED BY MORGAN STANLEY ASSET MANAGEMENT INC.
       - International Diversified Equities Portfolio
       - Worldwide High Income Portfolio
   MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
       - Aggressive Growth Portfolio

       - "Dogs" of Wall Street Portfolio

       - SunAmerica Balanced Portfolio
       - High-Yield Bond Portfolio
       - Cash Management Portfolio

YOU SHOULD READ THE PROSPECTUSES FOR ANCHOR SERIES TRUST AND SUNAMERICA SERIES TRUST CAREFULLY BEFORE INVESTING. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS AND ARE ATTACHED TO THIS PROSPECTUS.

FIXED INVESTMENT OPTION

The contract also offers a one-year fixed investment option and if provided for by your contract, a one-year DCA account option for contract owners participating in the Dollar Cost Averaging Program. Anchor National will guarantee the interest rate on money you allocate to the fixed investment option. We will also guarantee the interest rate on money you allocate to the DCA account, which is available only if you are participating in the Dollar Cost Averaging Program. Interest rates may differ from time to time due to changes in market conditions but will not be less than 3%. The interest rates offered for new Purchase Payments may differ from the interest rates offered for money already in the contract. Once an interest rate is established for your contract, it will not change during the one-year period.

The interest rates are set at Anchor National's sole discretion.

After the one-year period, you can reallocate your money to the one-year fixed investment option or put your money into one or more of the variable Portfolios. Unless you specify otherwise before the end of the one-year period, we will keep your money in the fixed investment option. You will receive the interest rate then in effect, which may be more or less than the rate you initially received.

The one-year fixed investment option and the one-year DCA account are not registered under the Securities Act of 1933 and are not subject to other provisions of the Investment Company Act of 1940.

TRANSFERS DURING THE ACCUMULATION PHASE

You can transfer money among the Portfolios and the one-year fixed investment option by written request or by telephone. You can make fifteen transfers every year without charge. We measure a year from the anniversary of the day we issued your contract. If you make more than fifteen transfers in a year, there is a $25 transfer fee for each transfer thereafter ($10 in Pennsylvania and Texas). Transfers under Dollar Cost Averaging are included as part of your 15 free transfers each year. However, transfers under Asset Allocation Rebalancing are not counted against your 15 free transfers each year.

The minimum amount you can transfer is $100. You cannot make a partial transfer if the value of the Portfolio from which the transfer is being made would be less than $100 after the transfer. Your request for transfer must clearly state which investment options are involved and the amount. We will accept transfers by telephone unless you specify otherwise on your contract application. We have in place procedures to provide reasonable assurance that instructions given to us by telephone are genuine. Thus, we disclaim all liability for any claim, loss or expense from any error. If we fail to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to modify, suspend or terminate the transfer provisions at any time. We also reserve the right to waive the $100 minimum amount for Dollar Cost Averaging and Asset Allocation Rebalancing.
DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount or percentage from one variable Portfolio or the one-year fixed investment option to any other variable Portfolio(s). You can also select to transfer the entire value in a Portfolio or the one-year fixed investment option in a stated number of transfers. Transfers may be on a monthly or quarterly basis. You can change the amount or frequency at any time by notifying us in writing. The minimum amount that can be transferred is $100.

If available under your contract, you may also set up dollar cost averaging using the one-year DCA account when you make either your initial Purchase Payment or a subsequent Purchase Payment. When the one-year DCA account is used, all your money in that account will be transferred to the variable Portfolio(s) in either 12 or 4 transfers by the end of the one-year period, depending on the option and frequency you selected. Once selected, you cannot change the option or frequency. The minimum amount that can be transferred from the one-year DCA account is also $100. We reserve the right to adjust the number of transfers in order to meet the minimum transfer amount. You cannot transfer money from the variable Portfolio(s) or the one-year fixed investment option into the one-year DCA account.

The interest rate offered for the one-year DCA account may be different from the interest rate offered to contract owners using the one-year fixed investment option for this program. If you terminate this program and are dollar cost averaging from the one-year DCA account, any money remaining in the one-year DCA account will be automatically transferred to the one-year fixed investment option and earn the interest rate then in effect for that investment options unless you specify a transfer to any of the variable Portfolios.

By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, there is no assurance that you will make a greater profit. You are still subject to loss in a declining market. Dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels. You should consider your financial ability to continue to invest through periods of low prices.

Transfers under the program are included as part of your 15 free transfers each year. However, any transfer from the one-year DCA account upon termination of this program will not be counted against your 15 free transfers. We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00          75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over the six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high.

ASSET ALLOCATION REBALANCING PROGRAM

Once your money has been allocated among the investment options, the earnings may cause the percentage invested in each investment option may cause the percentage invested in each investment option to differ from your original percentage allocations. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Asset Allocation Rebalancing Program. Rebalancing may be on a calendar quarter, semiannual or annual basis. Rebalancing will occur on the last business day of the month for the period you selected.

Transfers under the program are not counted against your 15 free transfers each year. We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

VOTING RIGHTS

Anchor National is the legal owner of the Trusts' shares. However, when a Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

If any of the Portfolios you selected are no longer available, we may be required to substitute shares of another Portfolio. We will seek prior approval of the SEC and give you notice before doing this.

=========================================================
                                  5. EXPENSES
=========================================================

There are charges and other expenses associated with the contract that will reduce your investment return. These charges and expenses are described below. There are no withdrawal charges and no contract maintenance charges under the contract.

INSURANCE CHARGES

Each day, we make a deduction for our insurance charges. This is done as part of our calculation of the value of the Accumulation Units during the Accumulation Phase and the Annuity Units during the Income Phase. The insurance charges consist of the mortality and expense risk charge and the distribution expense charge.

     MORTALITY AND EXPENSE RISK CHARGE

This charge is equal, on an annual basis, to 1.37% of the daily value of the contract invested in a Portfolio. This charge is for our obligation to make annuity payments, to provide the death benefits and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract.

If the charges under the contract are not sufficient, we will bear the loss. We will not increase this charge. We may use any profits from this charge to pay for the costs of distributing the contract.

     DISTRIBUTION EXPENSE CHARGE

This charge is equal, on an annual basis, to .15% of the daily value of the contract invested in a Portfolio. This charge is for all expenses associated with the distribution of the contract. These expenses include preparing the contract, confirmations and statements, providing sales support, and maintaining contract records. If this charge is not enough to cover the costs of distributing the contract, we will bear the loss.

INVESTMENT CHARGES

If you have money allocated to the variable Portfolios, there are deductions from and expenses paid out of the assets of the various Portfolios. These investment charges are summarized in the Fee Tables. For more detailed information, you should refer to the prospectuses for the Anchor Series Trust and the SunAmerica Series Trust.

TRANSFER FEE

You can make 15 free transfers every year. We measure a year from the day we issue your contract. If you make more than 15 transfers a year, we will deduct a $25 transfer fee ($10 in Pennsylvania and Texas).
PREMIUM TAXES

We are responsible for the payment of premium taxes, if any, charged by some states and will make a deduction from your contract for them. These taxes are due either when the contract is issued or when annuity payments begin. It is our current practice not to charge you for these taxes until annuity payments begin or a full surrender is made. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Appendix B provides more information about the premium taxes assessed in each state.

INCOME TAXES

Although we do not currently deduct any income taxes borne under your contract, we reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CERTAIN CHARGES

AND ADDITIONAL AMOUNTS CREDITED



We may reduce or eliminate the amount of certain insurance charges, credit additional amounts or grant bonus guaranteed interest rates when the contract is sold to groups of individuals under circumstances which reduce its sales expenses. We will determine the eligibility of such groups by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect to receive from the group; (3) the nature of the purchase and the persistency we expect in that group; (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which we believe to be relevant in determining whether reduced sales expenses may be expected.



In addition, we may waive or reduce the insurance charges, credit additional amounts or grant bonus guaranteed interest rates in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us ("Eligible Individuals") and immediate family members of all Eligible Individuals when purchased directly through SunAmerica Capital Services, Inc. Such reductions or waivers may be withdrawn or modified by us. Commissions may be waived or reduced with respect to contracts established for the personal accounts of Eligible Individuals.

=========================================================
                                    6. TAXES
=========================================================

NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE. YOU ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF THE ANNUITY.

ANNUITY CONTRACTS IN GENERAL


The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. From time to time, Federal initiatives are proposed that could affect the tax treatment of insurance products. Recent administration budget proposals include the proposed taxation of exchanges involving variable annuity contracts, reallocations within variable annuity contracts and certain other proposals relating to annuities. Please consult your tax advisor for further information.


Generally, you will not be taxed on the earnings in your annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is Qualified or Nonqualified.

If you do not purchase your contract under a pension plan, specially sponsored program or an individual retirement account, your contract is referred to as a Nonqualified contract and receives different tax treatment than a Qualified contract. In general, your cost basis in a Nonqualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, specially sponsored program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Annuities, Tax-sheltered Annuities (referred to as 403(b) contracts), H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.


TAX TREATMENT OF DISTRIBUTIONS - NONQUALIFIED CONTRACTS


If you make a withdrawal from a Nonqualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For annuity payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC further provides for a 10% tax penalty on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) by your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract or on any earnings and therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. The IRC further provides for a 10% tax penalty on any withdrawal or annuitization paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) by your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to fund certain first time home purchase expenses; (6) to fund higher education expenses (as defined in the IRC) and, except in the case of an IRA as to the following: (7) after you separate from service after attaining age 55; (8) to the extent such withdrawals do not exceed limitations set by the IRC for amounts paid during the taxable year for medical care; and (9) to an alternate payee pursuant to a qualified domestic relations order.


The IRC limits the withdrawal of Purchase Payments from certain Tax-sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2;
(2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) in the case of hardship. In the case of hardship, the owner can only withdraw an amount equal to Purchase Payments and not any earnings.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity in order to be treated as a variable annuity for tax purposes. We believe that the variable Portfolios are being managed so as to comply with these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Anchor National, would be considered the owner of the shares of the Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among portfolios or the number and type of portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the variable investment Portfolios.

Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

=========================================================
                                 7. WITHDRAWALS
=========================================================

Under your contract, money can be accessed in the following ways: (1) by making a withdrawal, either for a part of the value of your contract or for the entire value of your contract during the Accumulation Phase; (2) by receiving annuity payments during the Income Phase; and (3) when a death benefit is paid to your Beneficiary. There are no withdrawal charges under the contract.

If you make a complete withdrawal, you will receive the value of your contract, less any applicable fees and charges, as calculated on the day following receipt by us at our principal place of business of a complete request to make such a withdrawal. Your contract must be submitted as well.

Under most circumstances, partial withdrawals must be for a minimum of $1,000. We require that the value left in any Portfolio or the fixed investment option be at least $500 after the withdrawal. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Portfolio and the fixed investment option in which your contract is invested. You must send a written withdrawal request to us prior to any withdrawal being made.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading on the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from the fixed investment option for the period permitted by law but not for more than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

This program allows you to receive either monthly, quarterly, semiannual or annual checks during the Accumulation Phase. You can also choose to have systematic withdrawals electronically wired to your bank account. The minimum amount of each withdrawal is $250. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2. There is no charge for participating in this program.

This program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals and (2) no Purchase Payments have been made during the past three years. We will provide you with sixty days written notice and distribute the contract's remaining value to you.

=========================================================
                                 8. PERFORMANCE
=========================================================

From time to time we may advertise the Cash Management Portfolio's yield and effective yield. In addition, the other variable investment Portfolios may also advertise total return, gross yield and yield to maturity information. These figures are based on historical data and are not intended to indicate future performance.

For periods starting prior to the date the contracts were first offered, the performance will be derived from the performance of the corresponding portfolios of the Trusts, modified to reflect Anchor Advisor's charges and expenses as if the contracts had been in existence during the period stated in the advertisement. Thus, these figures should not be construed to reflect actual historic performance.

More detailed information on the method used to calculate performance for the Portfolios is contained in the SAI.

The performance of each Portfolio may also be measured against unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia, and Far East Index (EAFE) and the Morgan Stanley Capital International World Index, and may be compared to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or the Variable Annuity Research & Data Service ("VARDS").

At times Anchor National may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Portfolios.
=========================================================
                                9. DEATH BENEFIT
=========================================================

If you should die during the Accumulation Phase of your contract, we will pay a death benefit to your Beneficiary. Unless your contract states otherwise, you must select from the two death benefit options described below at the time you purchase your contract. Once selected, your death benefit may not be changed. You should discuss with your financial representative the options available to you and which option is best for you.

These death benefit options may not be available under certain contracts. In that case, the death benefit under such contracts is option 1 only.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION:

The death benefit is the greater of:

(1) the value of your contract at the time we receive adequate proof of death,

(2) total Purchase Payments less any withdrawals, all compounded at 4% annually until the date of death (3% if age 70 or older at time of issue), or

(3) the value of your contract on the seventh contract anniversary less any withdrawals plus any additional Purchase Payments since the seventh anniversary, all compounded at 4% annually until the date of death (3% if age 70 or older at time of issue).

  OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION:

The death benefit is the greater of:

(1) the value of your contract at the time we receive adequate proof of death,

(2) total Purchase Payments less any withdrawals, or

(3) the maximum of the anniversary values up to your 81st birthday. The anniversary value is equal to the value of your contract on the contract anniversary less any withdrawals plus any additional Purchase Payments since that anniversary.

If you are age 90 or older at the time of death, the death benefit under option 2 is the value of your contract at the time we receive adequate proof of death.

In general, you would not get the advantage of the second option if you are over age 80 at the time your contract is issued or age 90 or older at the time of death.

The death benefit is not paid after you switch to the Income Phase. During the Income Phase, your Beneficiary(ies) will receive any remaining annuity payments in accordance with the annuity option you choose.

You may select the Beneficiary(ies) to receive any amounts payable on death. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

The death benefit is immediately payable under the contract. If the Beneficiary elects an annuity option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. If the Beneficiary is the spouse of the owner, he or she can elect to continue the contract at the then current value, in which case he or she will not receive the death benefit.

The death benefit will be paid out when we receive adequate proof of death: (1) a certified copy of a death certificate; (2) a certified copy of a decree of court of competent jurisdiction as to the finding of death; (3) a written statement by a medical doctor who attended the deceased at the time of death; or
(4) any other proof satisfactory to us. We may also require additional documentation as proof in order for the death benefit to be paid. If the Beneficiary does not make a specific election within sixty days of our receipt of such proof of death, the death benefit will be paid in a lump sum.

=========================================================
                             10. OTHER INFORMATION
=========================================================

ANCHOR NATIONAL


Anchor National is a stock life insurance company originally organized under the laws of the State of California in April 1965. On January 1, 1996, Anchor National redomesticated under the laws of the State of Arizona. Anchor National is an indirect wholly owned subsidiary of SunAmerica, Inc., a Maryland corporation.


Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, CalAmerica Life Insurance Company, SunAmerica National Life Insurance Company, SunAmerica Asset Management Corp., Imperial Premium Finance, Inc., Resources Trust Company and four broker-dealers, specializes in retirement savings and investment products and services, including fixed and variable annuities, mutual funds, premium finance, broker-dealer and trust administration services. Anchor National is an indirect wholly owned subsidiary of SunAmerica Inc. Anchor National is licensed to do business in the District of Columbia and all states except New York.

THE SEPARATE ACCOUNT

Anchor National originally established a separate account, Variable Annuity Account Four, under California law on November 8, 1994. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940.

Anchor National owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business Anchor National may conduct. Income, gains and losses (realized and unrealized) resulting from the assets in the separate account are credited to or charged against the separate account without regard to other income, gains or losses of Anchor National.

THE GENERAL ACCOUNT

If you put your money into the fixed investment option, it goes into Anchor National's general account. The general account is made up of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract owners as well as all creditors. The general account is invested in assets permitted by state insurance law.

DISTRIBUTION

The contract is sold through registered representatives of broker-dealers. Commissions are paid to registered representatives for the sale of contracts. Commissions are not expected to exceed 2% of your Purchase Payment. Under some circumstances, we may pay a persistency bonus in addition to standard commissions. Usually the standard commission is lower when we pay a persistency bonus, which is not anticipated to exceed 1% annually. Commissions paid to registered representatives are not directly deducted from your Purchase Payment.

Furthermore, we may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. In some instances, these additional incentives may be offered only to certain broker-dealers that sell or are expected to sell, during specified time periods, certain minimum amounts of the contract, or other contracts offered by us.



Commissions may be waived or reduced with respect to contracts established for the personal account of our employees, or the employees of any of our affiliates, or of persons engaged in distribution of the contracts, or of certain family members of such employees or persons.


SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 acts as the distributor of the contracts. SunAmerica Capital Services, Inc., an affiliate of Anchor National, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

ADMINISTRATION

We are responsible for all the administrative servicing of your contract. Please contact Anchor National's Annuity Service Center at the telephone number and address provided in the profile section of this prospectus if you have any comment, question or service request.

We will send out transaction confirmations and quarterly statements. Please review these documents carefully and notify us of any inaccuracies immediately. We will investigate all questions and, to the extent we have made an error, we will retroactively adjust your contract provided you have notified us within thirty days of receiving the transaction confirmation or quarterly statement, as applicable. All other adjustments will be made as of the time we receive notice of the error.


The Company relies significantly on computer systems and applications in its daily operations. Many of these systems are not currently year 2000 compliant. The Company's business, financial condition and results of operations could be materially and adversely affected by the failure of the Company's systems and applications (and those operated by third parties interfacing with the Company's systems and applications) to properly operate or manage dates beyond the year 1999. The Company has a coordinated plan to repair or replace these noncompliant systems and to obtain similar assurances from third parties interfacing with the Company's systems and applications and expects to significantly complete its plan by the end of the calendar year 1998, leaving 1999 for testing.


LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the separate account. Anchor National and its subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to their respective total assets or material with respect to the separate account.

OWNERSHIP

The Anchor Advisor Variable Annuity is a Flexible Payment Group Deferred Annuity Contract. A group contract is issued to a contractholder, for the benefits of the participants in the group. You are a participant in the group and will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract refers to your certificate. In some states a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity Contract may be available instead, which is identical to the group contract described in this prospectus except that it is issued directly to the owner.

CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. Anchor National pays State Street Bank for services based on a schedule of fees.


ADDITIONAL INFORMATION



Anchor National is subject to the informational requirements of the Securities Exchange Act of 1934, as amended. In accordance with such requirements, we file reports and other information with the SEC. Such reports and other information we file can be inspected and copied. Copies can be obtained at the public reference facilities of the SEC at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549, or at the regional offices in Chicago and New

York. The addresses of these regional offices are as follows: 500 West Madison Street, Chicago, Illinois 60661 and 7 World Trade Center, 13th Floor, New York, New York 10048. Copies of such material also can be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fees prescribed by the rules and regulations of the SEC at prescribed rates.



Registration statements have been filed with the SEC, Washington, D.C., under the Securities Act of 1933 as amended, relating to the contracts offered by this prospectus. This prospectus does not contain all the information set forth in the registration statements and the exhibits filed as part of the registration statements. Reference should be made to such registration statements, and exhibits for further information concerning the separate account, Anchor National and its general account, the Portfolios and the contract.



The SEC also maintains a website (http://wwwsec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.


=========================================================
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
=========================================================


Separate Account.........................    3
General Account..........................    4
Performance Data.........................    4
Annuity Payments.........................    8
Annuity Unit Values......................    8
Taxes....................................   11
Distribution of Contracts................   16
Financial Statements.....................   16

================================================================================
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
================================================================================

                                                             INCEPTION TO    FISCAL YEAR
                       PORTFOLIOS                              9/30/96         9/30/97
========================================================================================
  Capital Appreciation (Inception Date - 8/27/96)
         Beginning AUV                                          $16.67       $    17.61
         End AUV                                                $17.61            22.13
         End #AUs                                               11,922          463,440
----------------------------------------------------------------------------------------
  Growth (Inception Date - 9/6/96)
         Beginning AUV                                          $14.31       $    15.06
         End AUV                                                $15.06            20.33
         End #AUs                                                5,060          258,234
----------------------------------------------------------------------------------------
  Natural Resources (Inception Date - 9/12/96)
         Beginning AUV                                          $11.56       $    11.57
         End AUV                                                $11.57            13.39
         End #AUs                                                1,157          120,153
----------------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date - 9/16/96)
         Beginning AUV                                          $11.47       $    11.50
         End AUV                                                $11.50            12.44
         End #AUs                                                1,151          160,820
----------------------------------------------------------------------------------------
  Aggressive Growth (Inception Date - 8/29/96)
         Beginning AUV                                          $ 9.26       $     9.93
         End AUV                                                $ 9.93            12.59
         End #AUs                                                4,313          331,531
----------------------------------------------------------------------------------------
  International Diversified Equities (Inception Date - 9/12/96)
         Beginning AUV                                          $10.61       $    11.10
         End AUV                                                $11.10            12.48
         End #AUs                                                3,352          664,200
----------------------------------------------------------------------------------------
  Global Equities (Inception Date - 8/27/96)
         Beginning AUV                                          $14.13       $    14.38
         End AUV                                                $14.38            18.04
         End #AUs                                                6,223          266,074
----------------------------------------------------------------------------------------
  Alliance Growth (Inception Date - 9/12/96)
         Beginning AUV                                          $16.39       $    17.14
         End AUV                                                $17.14            25.45
         End #AUs                                                3,827          541,482
----------------------------------------------------------------------------------------
  Venture Value (Inception Date - 8/27/96)
         Beginning AUV                                          $14.43       $    14.85
         End AUV                                                $14.85            21.75
         End #AUs                                               24,362        1,144,284
----------------------------------------------------------------------------------------
  Federated Value (Inception Date - 9/6/96)
         Beginning AUV                                          $ 9.63       $    10.07
         End AUV                                                $10.07            13.67
         End #AUs                                                7,752          215,531
----------------------------------------------------------------------------------------
  Growth-Income (Inception Date - 9/6/96)
         Beginning AUV                                          $14.27       $    15.03
         End AUV                                                $15.03            21.56
         End #AUs                                                3,515          717,459
----------------------------------------------------------------------------------------
  Utility (Inception Date - 9/16/96)
         Beginning AUV                                          $10.08       $     9.92
         End AUV                                                $ 9.92            11.93
         End #AUs                                                1,310           94,759
----------------------------------------------------------------------------------------

                                                           INCEPTION TO      FISCAL YEAR
                     PORTFOLIOS                              9/30/96           9/30/97
========================================================================================
  Asset Allocation (Inception Date - 9/16/96)
         Beginning AUV                                        $13.75          $  13.84
         End AUV                                              $13.84             18.38
         End #AUs                                              1,310           649,819
----------------------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date - 9/16/96)
         Beginning AUV                                        $10.12          $  10.34
         End AUV                                              $10.34             13.26
         End #AUs                                              3,534           233,752
----------------------------------------------------------------------------------------
  Worldwide High Income (Inception Date - 8/27/96)
         Beginning AUV                                        $13.10          $  13.60
         End AUV                                              $13.60             16.77
         End #AUs                                              9,345           279,672
----------------------------------------------------------------------------------------
  High-Yield Bond (Inception Date - 9/23/96)
         Beginning AUV                                        $12.46          $  12.62
         End AUV                                              $12.62             14.66
         End #AUs                                              1,440           341,232
----------------------------------------------------------------------------------------
  Corporate Bond (Inception Date - 9/23/96)
         Beginning AUV                                        $11.13          $  11.21
         End AUV                                              $11.21             12.35
         End #AUs                                              3,525           119,358
----------------------------------------------------------------------------------------
  Global Bond (Inception Date - 9/4/96)
         Beginning AUV                                        $11.61          $  11.85
         End AUV                                              $11.85             12.95
         End #AUs                                              2,148           163,409
----------------------------------------------------------------------------------------
  Cash Management (Inception Date - 9/5/96)
         Beginning AUV                                        $10.95          $  10.98
         End AUV                                              $10.98             11.37
         End #AUs                                             12,143           520,152
========================================================================================

          AUV - Accumulation Unit Value
          AU - Accumulation Units

          No Condensed Financial Information is shown for the "Dogs" of Wall Street Portfolio, as sales had not begun as of the date of this Prospectus.

================================================================================
                           APPENDIX B - PREMIUM TAXES
================================================================================

Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.


                                          QUALIFIED   NON-QUALIFIED
                 STATE                    CONTRACT      CONTRACT
===================================================================
 California                                   .50%         2.35%
-------------------------------------------------------------------
 District of Columbia                        2.25%         2.25%
-------------------------------------------------------------------
 Kentucky                                       2%            2%
-------------------------------------------------------------------
 Maine                                          0%            2%
-------------------------------------------------------------------
 Nevada                                         0%          3.5%
-------------------------------------------------------------------
 South Dakota                                   0%         1.25%
-------------------------------------------------------------------
 West Virginia                                  1%            1%
-------------------------------------------------------------------
 Wyoming                                        0%            1%
===================================================================

--------------------------------------------------------------------------------

  Please forward a copy (without charge) of the Anchor Advisor Variable Annuity Statement of
  Additional Information to:

              (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

        Date:   Signed:

  Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 54299,
  Los Angeles, California 90054-0299.
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                        FIXED AND VARIABLE GROUP DEFERRED
                           ANNUITY CONTRACTS ISSUED BY


                          VARIABLE ANNUITY ACCOUNT FOUR


                DEPOSITOR: ANCHOR NATIONAL LIFE INSURANCE COMPANY








This Statement of Additional Information is not a prospectus; it should be read with the prospectus relating to the annuity contracts described above, a copy of which may be obtained without charge by written request addressed to:

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299





             THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS
                                  APRIL 1, 1998

                                TABLE OF CONTENTS



                                                                                           PAGE
                                                                                           ----

Separate Account.......................................................................     3

General Account........................................................................     4

Performance Data ......................................................................     4

Annuity Payments.......................................................................     8

Annuity Unit Values....................................................................     8

Taxes . . . . . . . . .................................................................    11

Distribution of Contracts..............................................................    15

Financial Statements...................................................................    16

                                SEPARATE ACCOUNT


        Variable Annuity Account Four was originally established by Anchor National Life Insurance Company (the "Company") on November 8, 1994, pursuant to the provisions of California law, as a segregated asset account of the Company. The Company has since redomesticated to Arizona, effective January 1, 1996. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

        The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

        The separate account is divided into Portfolios, with the assets of each Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

        The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The Contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

        Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the Contract (although the Company does not guarantee the amounts of the variable annuity payments).

                                 GENERAL ACCOUNT


        The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one-year fixed investment option and/or the one year DCA fixed account available in connection with the general account, as elected by the owner at the time of purchasing a contract. Assets supporting amounts allocated to the one-year fixed investment option and/or the one year DCA fixed account become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                                PERFORMANCE DATA


        From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

        In addition, the separate account may advertise "total return" date for its other Portfolios. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

        For periods starting prior to the date the contracts were first offered to the public, the total return data for the Portfolios of the separate account will be derived from the performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the separate account Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust Portfolio. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

        Performance data for the various Portfolios are computed in the manner described below.


CASH MANAGEMENT PORTFOLIO

        The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending September 30, 1997 were 3.15% and 3.19%, respectively.

        Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

               Base Period Return = (EV-SV)/(SV)

        where:

               SV = value of one Accumulation Unit at the start of a 7 day period

               EV = value of one Accumulation Unit at the end of the 7 day period

        The value of the Accumulation Unit at the end of the period (EV) is determined by (1) adding, to the value of the Accumulation Unit at the beginning of the period (SV), the investment income from the underlying fund attributed to the Accumulation Unit over the period, and (2) subtracting, from the result, the portion of the annual mortality and expense risk and distribution expense charges allocable to the 7 day period (obtained by multiplying the annually-based charges by the fraction 7/365).

        The current yield is then obtained by annualizing the Base Period
Return:

               Current Yield = (Base Period Return) x (365/7)

        The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                          365/7
               Effective Yield = [(Base Period Return + 1)      - 1]

        The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

        Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER PORTFOLIOS

        The Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return".

        The total returns of the various Portfolios for 1 year and since each Portfolio's inception date are shown below.


                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING SEPTEMBER 30, 1997

                                                   INCEPTION                     SINCE
                       PORTFOLIO                     DATE          1 YEAR      INCEPTION
                       ---------                     ----          ------      ---------
        Anchor Series Trust
         Capital Appreciation                       8/27/96        25.69%        29.63%
         Growth                                     9/6/96         34.99%        39.02%
         Natural Resources                          9/12/96        15.79%        15.04%
         Gov't & Quality Bond                       9/16/96        8.14%         8.14%

        SunAmerica Series Trust
         Aggressive Growth                          8/29/96        26.74%        32.54%
         "Dogs" of Wall Street*                     4/01/98        -----         -----
         International Diversified Equities         9/12/96        12.47%        16.72%
         Global Equities                            8/27/96        25.45%        25.05%
         Alliance Growth                            9/12/96        48.50%        52.10%
         Venture Value                              8/27/96        46.43%        45.51%
         Federated Value                            9/6/96         35.70%        38.92%
         Growth-Income                              9/6/96         43.48%        47.33%
         Utility                                    9/16/96        20.35%        17.65%
         Asset Allocation                           9/16/96        32.78%        32.28%
         SunAmerica Balanced                        9/16/96        28.18%        29.64%
         Worldwide High Income                      8/27/96        23.30%        25.38%
         High-Yield Bond                            9/23/96        16.20%        17.31%
         Corporate Bond                             9/23/96        10.16%        10.74%
         Global Bond                                9/4/96         9.29%         10.75%

        -----------------
        Total return figures are based on historical data and are not intended to indicate future performance.



*At the time of printing of this Statement of Additional Information, this portfolio was not yet available for sale.


        Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                     n
               P(1+T)  = ERV

where:  P      = a hypothetical initial payment of $1,000
               T =    average annual total return
               n   =  number of years

               ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

        The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.


                                ANNUITY PAYMENTS


INITIAL MONTHLY ANNUITY PAYMENTS

        The initial annuity payment is determined by applying separately that portion of the contract value allocated to the fixed investment option and the variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

        The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.


SUBSEQUENT MONTHLY PAYMENTS

        For fixed annuity payments, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

        For variable annuity payments, the amount of the second and each subsequent monthly annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity payment is due.

                               ANNUITY UNIT VALUES


        The value of an Annuity Unit is determined independently for each Portfolio.

        The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Portfolio exceed 3.5%, variable annuity payments derived from allocations to that Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

        The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Portfolios elected, and the amount of each annuity payment will vary accordingly.

        For each Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.


NET INVESTMENT FACTOR

        The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

        The NIF for any Portfolio for a certain month is determined by dividing
(a) by (b) where:

        (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

        (b) is the Accumulation Unit value of the Portfolio determined as of the end of the preceding month.

        The NIF for a Portfolio for a given month is a measure of the net investment performance of the Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change in the value of the Portfolio; a NIF greater than 1.000 results in from increase in the value of the Portfolio; and a NIF less than 1.000 results from a decrease in the value of the Portfolio. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Portfolio invests; it is also reduced by separate account asset charges.

        ILLUSTRATIVE EXAMPLE

        Assume that one share of a given Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)

                            = 1.00174825


        ILLUSTRATIVE EXAMPLE

        The change in Annuity Unit value for a Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                         (1/12)
               1/[(1.035)      ] = 0.99713732

        In the example given above, if the Annuity Unit value for the Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213


VARIABLE ANNUITY PAYMENTS


        ILLUSTRATIVE EXAMPLE

        Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4v table, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

        The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Annuity Units to Annuity Units of another Portfolio) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

             Annuity Units = $630.95/$13.256932 = 47.593968

        P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

             Second Payment = 47.593968 x $13.327695 = $634.32

        The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

        Note that the amount of the first variable annuity payment depends on the contract value in the relevant Portfolio on the Annuity Date and thus reflects the investment performance of the Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Portfolio). The net investment performance of the Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.


                                      TAXES


GENERAL

        Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

        For annuity payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of annuity payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

        The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.


WITHHOLDING TAX ON DISTRIBUTIONS

        The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

        An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code (other than (1) annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

        Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.


DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

        Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the

United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

        The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


MULTIPLE CONTRACTS

        Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.


TAX TREATMENT OF ASSIGNMENTS

        An assignment of a Contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

QUALIFIED PLANS

        The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

        Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

        Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.


        (a)    H.R. 10 PLANS

               Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.


        (b)    TAX-SHELTERED ANNUITIES

               Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (c)    INDIVIDUAL RETIREMENT ANNUITIES

               Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.


        (d)    ROTH IRAS

               Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the resulting income tax may be spread over four years if the conversion occurs before January 1, 1999. If and when Contracts are made available for use with Roth IRAs they may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency.



        (e)    CORPORATE PENSION AND PROFIT-SHARING PLANS

               Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (f)    DEFERRED COMPENSATION PLANS - SECTION 457

               Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an owner or a Beneficiary.


                            DISTRIBUTION OF CONTRACTS

        The contracts are offered through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc.

        For the period ended September 30, 1997, the aggregate amount of underwriting commissions paid by the Company to SunAmerica Capital Services, Inc. was $202,414, of which $23,398 was retained by it. For the period from inception to September 30, 1996, the aggregate amount of underwriting commissions paid by the Company to SunAmerica Capital Services, Inc. was $12,448.33, of which $1,231.12 was retained by it.

        Contracts are offered on a continuous basis.


                              FINANCIAL STATEMENTS

        The consolidated financial statements of the Company as of September 30, 1997 and 1996 and for each of the three years in the period ended September 30, 1997 are presented in this Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the Contracts. The financial statements of Variable Annuity Account Four as of September 30, 1997 and for the year then ended and for the period from inception (August 19, 1996) to September 30, 1996 are included in this Statement of Additional Information.

        Price Waterhouse LLP, 400 South Hope Street, Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Anchor National Life Insurance Company

     In our opinion, the accompanying consolidated balance sheet and the related consolidated income statement and statement of cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries at September 30, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended September 30, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Los Angeles, California

November 7, 1997

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEET

                                                                      SEPTEMBER 30,
                                                            ----------------------------------
                                                                 1997                1996
                                                            ---------------     --------------
ASSETS
INVESTMENTS:
  Cash and short-term investments.........................  $   113,580,000     $  122,058,000
  Bonds, notes and redeemable preferred stocks:
     Available for sale, at fair value (amortized cost:
       1997, $1,942,485,000; 1996, $2,001,024,000)........    1,986,194,000      1,987,271,000
  Mortgage loans..........................................      339,530,000         98,284,000
  Common stocks, at fair value (cost: 1997, $271,000;
     1996, $2,911,000)....................................        1,275,000          3,970,000
  Real estate.............................................       24,000,000         39,724,000
  Other invested assets...................................      143,722,000         77,925,000
                                                             --------------      -------------
  Total investments.......................................    2,608,301,000      2,329,232,000
Variable annuity assets...................................    9,343,200,000      6,311,557,000
Receivable from brokers for sales of securities...........               --         52,348,000
Accrued investment income.................................       21,759,000         19,675,000
Deferred acquisition costs................................      536,155,000        443,610,000
Other assets..............................................       61,524,000         48,113,000
                                                             --------------      -------------
TOTAL ASSETS..............................................  $12,570,939,000     $9,204,535,000
                                                             ==============      =============



                            See accompanying notes.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEET

                                                                      SEPTEMBER 30,
                                                            ----------------------------------
                                                                 1997                1996
                                                            ---------------     --------------
LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts....................  $ 2,098,803,000     $1,789,962,000
  Reserves for guaranteed investment contracts............      295,175,000        415,544,000
  Payable to brokers for purchases of securities..........          263,000                 --
  Income taxes currently payable..........................       32,265,000         21,486,000
  Other liabilities.......................................      122,728,000         74,710,000
                                                             --------------      -------------
  Total reserves, payables and accrued liabilities........    2,549,234,000      2,301,702,000
                                                             --------------      -------------
Variable annuity liabilities..............................    9,343,200,000      6,311,557,000
                                                             --------------      -------------
Subordinated notes payable to Parent......................       36,240,000         35,832,000
                                                             --------------      -------------
Deferred income taxes.....................................       67,047,000         70,189,000
                                                             --------------      -------------
Shareholder's equity:
  Common Stock............................................        3,511,000          3,511,000
  Additional paid-in capital..............................      308,674,000        280,263,000
  Retained earnings.......................................      244,628,000        207,002,000
  Net unrealized gains (losses) on debt and equity
     securities available for sale........................       18,405,000         (5,521,000)
                                                             --------------      -------------
  Total shareholder's equity..............................      575,218,000        485,255,000
                                                             --------------      -------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY................  $12,570,939,000     $9,204,535,000
                                                             ==============      =============

                            See accompanying notes.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                         CONSOLIDATED INCOME STATEMENT

                                                          YEARS ENDED SEPTEMBER 30,
                                              --------------------------------------------------
                                                  1997               1996               1995
                                              -------------      -------------      ------------
Investment income..........................   $ 210,759,000      $ 164,631,000      $129,466,000
                                              -------------      -------------      ------------
Interest expense on:
  Fixed annuity contracts..................    (109,217,000)       (82,690,000)      (72,975,000)
  Guaranteed investment contracts..........     (22,650,000)       (19,974,000)       (3,733,000)
  Senior indebtedness......................      (2,549,000)        (2,568,000)         (227,000)
  Subordinated notes payable to Parent.....      (3,142,000)        (2,556,000)       (2,448,000)
                                              -------------      -------------      ------------
  Total interest expense...................    (137,558,000)      (107,788,000)      (79,383,000)
                                              -------------      -------------      ------------
NET INVESTMENT INCOME......................      73,201,000         56,843,000        50,083,000
                                              -------------      -------------      ------------
NET REALIZED INVESTMENT LOSSES.............     (17,394,000)       (13,355,000)       (4,363,000)
                                              -------------      -------------      ------------
Fee income:
  Variable annuity fees....................     139,492,000        103,970,000        84,171,000
  Net retained commissions.................      39,143,000         31,548,000        24,108,000
  Surrender charges........................       5,529,000          5,184,000         5,889,000
  Asset management fees....................      25,764,000         25,413,000        26,935,000
  Other fees...............................       3,218,000          3,390,000         4,002,000
                                              -------------      -------------      ------------
TOTAL FEE INCOME...........................     213,146,000        169,505,000       145,105,000
                                              -------------      -------------      ------------
GENERAL AND ADMINISTRATIVE EXPENSES........     (98,802,000)       (81,552,000)      (64,457,000)
                                              -------------      -------------      ------------
AMORTIZATION OF DEFERRED ACQUISITION
  COSTS....................................     (66,879,000)       (57,520,000)      (58,713,000)
                                              -------------      -------------      ------------
ANNUAL COMMISSIONS.........................      (8,977,000)        (4,613,000)       (2,658,000)
                                              -------------      -------------      ------------
PRETAX INCOME..............................      94,295,000         69,308,000        64,997,000
Income tax expense.........................     (31,169,000)       (24,252,000)      (25,739,000)
                                              -------------      -------------      ------------
NET INCOME.................................   $  63,126,000      $  45,056,000      $ 39,258,000
                                              =============      =============      ============

                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                               YEARS ENDED SEPTEMBER 30,
                                                                 -----------------------------------------------------
                                                                      1997               1996               1995
                                                                 ---------------    ---------------    ---------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income..................................................   $    63,126,000    $    45,056,000    $    39,258,000
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to:
         Fixed annuity contracts..............................       109,217,000         82,690,000         72,975,000
         Guaranteed investment contracts......................        22,650,000         19,974,000          3,733,000
         Net realized investment losses.......................        17,394,000         13,355,000          4,363,000
         Accretion of net discounts on investments............       (18,576,000)        (8,976,000)        (6,865,000)
         Amortization of goodwill.............................         1,187,000          1,169,000          1,168,000
         Provision for deferred income taxes..................       (16,024,000)        (3,351,000)        (1,489,000)
  Change in:
    Accrued investment income.................................        (2,084,000)        (5,483,000)         3,373,000
    Deferred acquisition costs................................      (113,145,000)       (60,941,000)        (7,180,000)
    Other assets..............................................       (14,598,000)        (8,000,000)         7,047,000
    Income taxes currently payable............................        10,779,000          5,766,000          3,389,000
    Other liabilities.........................................        14,187,000          5,474,000          4,063,000
  Other, net..................................................           418,000           (129,000)             7,000
                                                                   -------------      -------------      -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES.....................        74,531,000         86,604,000        123,842,000
                                                                   -------------      -------------      -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Premium receipts on:
    Fixed annuity contracts...................................     1,097,937,000        651,649,000        245,320,000
    Guaranteed investment contracts...........................        55,000,000        134,967,000        275,000,000
  Net exchanges to (from) the fixed accounts of variable
    annuity contracts.........................................      (620,367,000)      (236,705,000)        10,475,000
  Withdrawal payments on:
    Fixed annuity contracts...................................      (242,589,000)      (173,489,000)      (237,977,000)
    Guaranteed investment contracts...........................      (198,062,000)       (16,492,000)        (1,638,000)
  Claims and annuity payments on fixed annuity contracts......       (35,731,000)       (31,107,000)       (31,237,000)
  Net receipts from (repayments of) other short-term
    financings................................................        34,239,000       (119,712,000)         3,202,000
  Capital contribution received...............................        28,411,000         27,387,000                 --
  Dividends paid..............................................       (25,500,000)       (29,400,000)                --
                                                                   -------------      -------------      -------------
NET CASH PROVIDED BY FINANCING ACTIVITIES.....................        93,338,000        207,098,000        263,145,000
                                                                   -------------      -------------      -------------


                            See accompanying notes.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                                               YEARS ENDED SEPTEMBER 30,
                                                                 -----------------------------------------------------
                                                                      1997               1996               1995
                                                                 ---------------    ---------------    ---------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of:
    Bonds, notes and redeemable preferred stocks..............   $(2,566,211,000)   $(1,937,890,000)   $(1,556,586,000)
    Mortgage loans............................................      (266,771,000)       (15,000,000)                --
    Other investments, excluding short-term investments.......       (75,556,000)       (36,770,000)       (13,028,000)
  Sales of:
    Bonds, notes and redeemable preferred stocks..............     2,299,063,000      1,241,928,000      1,026,078,000
    Real estate...............................................                --            900,000         36,813,000
    Other investments, excluding short-term investments.......         6,421,000          4,937,000          5,130,000
  Redemptions and maturities of:
    Bonds, notes and redeemable preferred stocks..............       376,847,000        288,969,000        178,688,000
    Mortgage loans............................................        25,920,000         11,324,000         14,403,000
    Other investments, excluding short-term investments.......        23,940,000         20,749,000         13,286,000
                                                                   -------------      -------------      -------------
NET CASH USED BY INVESTING ACTIVITIES.........................      (176,347,000)      (420,853,000)      (295,216,000)
                                                                   -------------      -------------      -------------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS....        (8,478,000)      (127,151,000)        91,771,000
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD........       122,058,000        249,209,000        157,438,000
                                                                   -------------      -------------      -------------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD..............   $   113,580,000    $   122,058,000    $   249,209,000
                                                                   =============      =============      =============
SUPPLEMENTAL CASH FLOW INFORMATION:
  Interest paid on indebtedness...............................   $     7,032,000    $     5,982,000    $     3,235,000
                                                                   =============      =============      =============
  Net income taxes paid.......................................   $    36,420,000    $    22,031,000    $    23,656,000
                                                                   =============      =============      =============

                            See accompanying notes.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

     Anchor National Life Insurance Company (the "Company") is a wholly owned indirect subsidiary of SunAmerica, Inc. (the "Parent"). The Company is an Arizona-domiciled life insurance company and conducts its business through three segments: annuity operations, asset management and broker-dealer operations. Annuity operations include the sale and administration of fixed and variable annuities and guaranteed investment contracts. Asset management, which includes the sale and management of mutual funds, is conducted by SunAmerica Asset Management Corp. Broker-dealer operations include the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc.

     The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest; strength, weakness and volatility of equity markets; and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period amounts have been reclassified to conform with the 1997 presentation.

     The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

     Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

     Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Real estate is carried at the lower of cost or fair value. Other invested assets include investments in limited partnerships, which are accounted for by using the cost method of accounting; separate account investments; leveraged leases; policy loans, which are carried at unpaid balances; and collateralized mortgage obligation residuals.

     Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. Premiums and discounts on investments are amortized to investment income using the interest method over the contractual lives of the investments.

     INTEREST RATE SWAP AGREEMENTS: The net differential to be paid or received on interest rate swap agreements ("Swap Agreements") entered into to reduce the impact of changes in interest rates is recognized over the lives of the agreements, and such differential is classified as Interest Expense in the income statement. All outstanding Swap Agreements are designated as hedges and, therefore, are not marked to market. However, in the event that a hedged asset/liability were to be sold or repaid before the related Swap Agreement matures, the Swap Agreement would be marked to market and any gain/loss classified with any gain/loss realized on the disposition of the hedged asset/liability. Subsequently, the Swap Agreement would be marked to market and the resulting change in fair value would be included in Investment Income in the income statement. In the event that a Swap Agreement that is designated as a hedge were to be terminated before its contractual maturity, any resulting gain/loss would be credited/charged to the carrying value of the asset/liability that it hedged.

     DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net realized

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

investment gains and losses, variable annuity fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

     As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale that is credited or charged directly to shareholder's equity. Deferred Acquisition Costs have been decreased by $16,400,000 at September 30, 1997 and increased by $4,200,000 at September 30, 1996 for this adjustment.

     VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

     GOODWILL: Goodwill, amounting to $18,311,000 at September 30, 1997, is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.

     CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees).

     FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade-date basis.

     INCOME TAXES: The Company is included in the consolidated federal income tax return of the Parent and files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Income taxes have been calculated as if the Company filed a separate return. Deferred

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3. INVESTMENTS

     The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                                          ESTIMATED
                                                         AMORTIZED           FAIR
                                                            COST            VALUE
                                                       --------------   --------------
        AT SEPTEMBER 30, 1997:
          Securities of the United States
             Government..............................  $   18,496,000   $   18,962,000
          Mortgage-backed securities.................     636,018,000      649,196,000
          Securities of public utilities.............      22,792,000       22,893,000
          Corporate bonds and notes..................     984,573,000    1,012,559,000
          Redeemable preferred stocks................       6,125,000        6,681,000
          Other debt securities......................     274,481,000      275,903,000
                                                       --------------   --------------
          Total available for sale...................  $1,942,485,000   $1,986,194,000
                                                       ==============   ==============
        AT SEPTEMBER 30, 1996:
          Securities of the United States
             Government..............................  $  311,458,000   $  304,538,000
          Mortgage-backed securities.................     747,653,000      741,876,000
          Securities of public utilities.............       3,684,000        3,672,000
          Corporate bonds and notes..................     590,071,000      591,148,000
          Redeemable preferred stocks................       9,064,000        8,664,000
          Other debt securities......................     339,094,000      337,373,000
                                                       --------------   --------------
          Total available for sale...................  $2,001,024,000   $1,987,271,000
                                                       ==============   ==============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


3. INVESTMENTS (CONTINUED)

     The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of September 30, 1997, follow:

                                                                          ESTIMATED
                                                         AMORTIZED           FAIR
                                                            COST            VALUE
                                                       --------------   --------------
        Due in one year or less......................  $   19,067,000   $   20,575,000
        Due after one year through five years........     277,350,000      281,296,000
        Due after five years through ten years.......     631,083,000      650,242,000
        Due after ten years..........................     378,967,000      384,885,000
        Mortgage-backed securities...................     636,018,000      649,196,000
                                                       --------------   --------------
        Total available for sale.....................  $1,942,485,000   $1,986,194,000
                                                       ==============   ==============

     Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. INVESTMENTS (CONTINUED)
     Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                               GROSS          GROSS
                                                            UNREALIZED      UNREALIZED
                                                               GAINS          LOSSES
                                                            -----------    ------------
        AT SEPTEMBER 30, 1997:
          Securities of the United States Government.....   $   498,000    $    (32,000)
          Mortgage-backed securities.....................    14,998,000      (1,820,000)
          Securities of public utilities.................       141,000         (40,000)
          Corporate bonds and notes......................    28,691,000        (705,000)
          Redeemable preferred stocks....................       556,000              --
          Other debt securities..........................     1,569,000        (147,000)
                                                            -----------    ------------
          Total available for sale.......................   $46,453,000    $ (2,744,000)
                                                            ===========    ============
        AT SEPTEMBER 30, 1996:
          Securities of the United States Government.....   $   284,000    $ (7,204,000)
          Mortgage-backed securities.....................     7,734,000     (13,511,000)
          Securities of public utilities.................         1,000         (13,000)
          Corporate bonds and notes......................    11,709,000     (10,632,000)
          Redeemable preferred stocks....................        16,000        (416,000)
          Other debt securities..........................       431,000      (2,152,000)
                                                            -----------    ------------
          Total available for sale.......................   $20,175,000    $(33,928,000)
                                                            ===========    ============

     At September 30, 1997, gross unrealized gains on equity securities available for sale aggregated $1,004,000 and there were no unrealized losses. At September 30, 1996, gross unrealized gains on equity securities available for sale aggregated $1,368,000 and gross unrealized losses aggregated $309,000.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. INVESTMENTS (CONTINUED)

     Gross realized investment gains and losses on sales of investments are as follows:

                                                              YEARS ENDED SEPTEMBER 30,
                                                     --------------------------------------------
                                                         1997            1996            1995
                                                     ------------    ------------    ------------
BONDS, NOTES AND REDEEMABLE
  PREFERRED STOCKS:
  Available for sale:
     Realized gains...............................   $ 22,179,000    $ 14,532,000    $ 15,983,000
     Realized losses..............................    (25,310,000)    (10,432,000)    (21,842,000)
  Held for investment:
     Realized gains...............................             --              --       2,413,000
     Realized losses..............................             --              --        (586,000)
COMMON STOCKS:
  Realized gains..................................      4,002,000         511,000         994,000
  Realized losses.................................       (312,000)     (3,151,000)       (114,000)
OTHER INVESTMENTS:
  Realized gains..................................      2,450,000       1,135,000       3,561,000
  Realized losses.................................             --              --         (12,000)
IMPAIRMENT WRITEDOWNS.............................    (20,403,000)    (15,950,000)     (4,760,000)
                                                     ------------    ------------    ------------
Total net realized investment losses..............   $(17,394,000)   $(13,355,000)   $ (4,363,000)
                                                     ============    ============    ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. INVESTMENTS (CONTINUED)


     The sources and related amounts of investment income are as follows:

                                                              YEARS ENDED SEPTEMBER 30,
                                                     --------------------------------------------
                                                         1997            1996            1995
                                                     ------------    ------------    ------------
Short-term investments............................   $ 11,780,000    $ 10,647,000    $  8,308,000
Bonds, notes and redeemable preferred stocks......    163,038,000     140,387,000     107,643,000
Mortgage loans....................................     17,632,000       8,701,000       7,419,000
Common stocks.....................................         16,000           8,000           3,000
Real estate.......................................       (296,000)       (196,000)        (51,000)
Limited partnerships..............................      6,725,000       4,073,000       5,128,000
Other invested assets.............................     11,864,000       1,011,000       1,016,000
                                                     ------------    ------------    ------------
  Total investment income.........................   $210,759,000    $164,631,000    $129,466,000
                                                     ============    ============    ============

     Expenses incurred to manage the investment portfolio amounted to $2,050,000 for the year ended September 30, 1997, $1,737,000 for the year ended September 30, 1996, and $1,983,000 for the year ended September 30, 1995 and are included in General and Administrative Expenses in the income statement.

     At September 30, 1997, no investment exceeded 10% of the Company's consolidated shareholder's equity.

     At September 30, 1997, mortgage loans were collateralized by properties located in 21 states, with loans totaling approximately 13% of the aggregate carrying value of the portfolio secured by properties located in New York and approximately 12% by properties located in California. No more than 10% of the portfolio was secured by properties in any other single state.

     At September 30, 1997, bonds, notes and redeemable preferred stocks included $216,877,000 (fair value of $227,169,000) of bonds and notes not rated investment grade. The Company had no material concentrations of noninvestment-grade assets at September 30, 1997.

     At September 30, 1997, the amortized cost of investments in default as to the payment of principal or interest was $1,378,000, consisting of $500,000 of non-investment-grade bonds and $878,000 of mortgage loans. Such nonperforming investments had an estimated fair value of $1,378,000.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. INVESTMENTS (CONTINUED)

      As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At September 30, 1997, the Company had one outstanding Swap Agreement with a notional principal amount of $15.9 million, which matures in December, 2024. The net interest paid amounted to $0.1 million for the year ended September 30, 1997, and is included in Interest Expense on Guaranteed Investment Contracts in the income statement.

     At September 30, 1997, $5,276,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for cost-method partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

     The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

     CASH AND SHORT TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

     BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

     MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

     COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


4. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     COST-METHOD PARTNERSHIPS: Fair value of limited partnerships accounted for by using the cost method is based upon the fair value of the net assets of the partnerships as determined by the general partners.

     VARIABLE ANNUITY ASSETS: Variable annuity assets are carried at the market value of the underlying securities.

     RECEIVABLE FROM (PAYABLE TO) BROKERS FOR SALES (PURCHASES) OF
SECURITIES: Such obligations represent net transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

     RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts and single premium life contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates and is net of the estimated fair value of hedging Swap Agreements, determined from independent broker quotes.

     VARIABLE ANNUITY LIABILITIES: Fair values of contracts in the accumulation phase are based on net surrender values. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates.

     SUBORDINATED NOTES PAYABLE TO PARENT: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


4. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
     The estimated fair values of the Company's financial instruments at September 30, 1997 and 1996, compared with their respective carrying values, are as follows:

                                                        CARRYING
                                                         VALUE            FAIR VALUE
                                                     --------------     --------------
        1997:
        ASSETS:
          Cash and short-term investments........    $  113,580,000     $  113,580,000
          Bonds, notes and redeemable preferred
             stocks..............................     1,986,194,000      1,986,194,000
          Mortgage loans.........................       339,530,000        354,495,000
          Common stocks..........................         1,275,000          1,275,000
          Cost-method partnerships...............        46,880,000         84,186,000
          Variable annuity assets................     9,343,200,000      9,343,200,000
        LIABILITIES:
          Reserves for fixed annuity contracts...     2,098,803,000      2,026,258,000
          Reserves for guaranteed investment
             contracts...........................       295,175,000        295,175,000
          Payable to brokers for purchases of
             securities..........................           263,000            263,000
          Variable annuity liabilities...........     9,343,200,000      9,077,200,000
          Subordinated notes payable to Parent...        36,240,000         37,393,000
                                                     ==============     ==============
        1996:
        ASSETS:
          Cash and short-term investments........    $  122,058,000     $  122,058,000
          Bonds, notes and redeemable preferred
             stocks..............................     1,987,271,000      1,987,271,000
          Mortgage loans.........................        98,284,000        102,112,000
          Common stocks..........................         3,970,000          3,970,000
          Cost-method partnerships...............        45,070,000         70,553,000
          Receivable from brokers for sales of
             securities..........................        52,348,000         52,348,000
          Variable annuity assets................     6,311,557,000      6,311,557,000
        LIABILITIES:
          Reserves for fixed annuity contracts...     1,789,962,000      1,738,784,000
          Reserves for guaranteed investment
             contracts...........................       415,544,000        416,695,000
          Variable annuity liabilities...........     6,311,557,000      6,117,508,000
          Subordinated notes payable to Parent...        35,832,000         37,339,000
                                                     ==============     ==============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


5. SUBORDINATED NOTES PAYABLE TO PARENT

     Subordinated notes payable to Parent equalled $36,240,000 at an interest rate of 9% at September 30, 1997 and require principal payments of $7,500,000 in 1998, $23,060,000 in 1999 and $5,400,000 in 2000.

6. CONTINGENT LIABILITIES

     The Company has entered into three agreements in which it has provided liquidity support for certain short-term securities of three municipalities by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees is $242,600,000. Management does not anticipate any material future losses with respect to these liquidity support facilities.

     The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position or results of operations.

7. SHAREHOLDER'S EQUITY

     The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At September 30, 1997 and 1996, 3,511 shares were outstanding.

     Changes in shareholder's equity are as follows:

                                                  YEARS ENDED SEPTEMBER 30,
                                        ----------------------------------------------
                                            1997             1996             1995
                                        ------------     ------------     ------------
        ADDITIONAL PAID-IN CAPITAL:
          Beginning balance.........    $280,263,000     $252,876,000     $252,876,000
          Capital contributions
             received...............      28,411,000       27,387,000               --
                                         -----------      -----------      -----------
          Ending balance............    $308,674,000     $280,263,000     $252,876,000
                                         ===========      ===========      ===========
        RETAINED EARNINGS:
          Beginning balance.........     207,002,000      191,346,000      152,088,000
          Net income................      63,126,000       45,056,000       39,258,000
          Dividend paid.............     (25,500,000)     (29,400,000)              --
                                         -----------      -----------      -----------
          Ending balance............    $244,628,000     $207,002,000     $191,346,000
                                         ===========      ===========      ===========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


7. SHAREHOLDER'S EQUITY (CONTINUED)

                                                  YEARS ENDED SEPTEMBER 30,
                                        ----------------------------------------------
                                            1997             1996             1995
                                        ------------     ------------     ------------
        NET UNREALIZED GAINS/LOSSES
          ON DEBT AND EQUITY
          SECURITIES AVAILABLE FOR
          SALE:
          Beginning balance.........    $ (5,521,000)    $ (5,673,000)    $(24,953,000)
          Change in net unrealized
             gains/losses on debt
             securities available
             for sale...............      57,463,000       (2,904,000)      71,302,000
          Change in net unrealized
             gains/losses on equity
             securities available
             for sale...............         (55,000)       3,538,000       (1,240,000)
          Change in adjustment to
             deferred acquisition
             costs..................     (20,600,000)        (400,000)     (40,400,000)
          Tax effects of net
             changes................     (12,882,000)         (82,000)     (10,382,000)
                                         -----------      -----------      -----------
          Ending balance............    $ 18,405,000     $ (5,521,000)    $ (5,673,000)
                                         ===========      ===========      ===========

     Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Dividends in the amounts of $25,500,000 and $29,400,000 were paid on April 1, 1997 and March 18, 1996, respectively. No dividends were paid in fiscal year 1995.

     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the nine months ended September 30, 1997 was $45,743,000. The statutory net income for the year ended December 31, 1996 was $27,928,000 and for the year ended December 31, 1995 was $30,673,000. The Company's statutory capital and surplus was $325,712,000 at September 30, 1997, $311,176,000 at December 31, 1996 and $294,767,000 at
December 31, 1995.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



8. INCOME TAXES

     The components of the provisions for federal income taxes on pretax income consist of the following:

                                             NET REALIZED
                                              INVESTMENT
                                            GAINS (LOSSES)    OPERATIONS       TOTAL
                                            --------------   ------------   ------------
        1997:
        Currently payable.................   $  (3,635,000)  $ 50,828,000   $ 47,193,000
        Deferred..........................      (2,258,000)   (13,766,000)   (16,024,000)
                                              ------------   ------------   ------------
                  Total income tax
                    expense...............   $  (5,893,000)  $ 37,062,000   $ 31,169,000
                                              ============   ============   ============
        1996:
        Currently payable.................   $   5,754,000   $ 21,849,000   $ 27,603,000
        Deferred..........................     (10,347,000)     6,996,000     (3,351,000)
                                              ------------   ------------   ------------
                  Total income tax
                    expense...............   $  (4,593,000)  $ 28,845,000   $ 24,252,000
                                              ============   ============   ============
        1995:
        Currently payable.................   $   4,248,000   $ 22,980,000   $ 27,228,000
        Deferred..........................      (6,113,000)     4,624,000     (1,489,000)
                                              ------------   ------------   ------------
                  Total income tax
                    expense...............   $  (1,865,000)  $ 27,604,000   $ 25,739,000
                                              ============   ============   ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


8. INCOME TAXES (CONTINUED)
     Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                    YEARS ENDED SEPTEMBER 30
                                           -------------------------------------------
                                              1997            1996            1995
                                           -----------     -----------     -----------
        Amount computed at statutory
          rate...........................  $33,003,000     $24,258,000     $22,749,000
        Increases (decreases) resulting
          from:
          Amortization of differences
             between book and tax bases
             of net assets acquired......      666,000         464,000       3,049,000
          State income taxes, net of
             federal tax benefit.........    1,950,000       2,070,000         437,000
          Dividends-received deduction...   (4,270,000)     (2,357,000)             --
          Tax credits....................     (318,000)       (257,000)       (168,000)
          Other, net.....................      138,000          74,000        (328,000)
                                           -----------     -----------     -----------
                  Total income tax
                    expense..............  $31,169,000     $24,252,000     $25,739,000
                                           ===========     ===========     ===========

     For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at September 30, 1997. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8. INCOME TAXES (CONTINUED)

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                                  SEPTEMBER 30,
                                                          -----------------------------
                                                              1997             1996
                                                          -------------    ------------
        DEFERRED TAX LIABILITIES:
        Investments....................................   $  13,160,000    $ 15,036,000
        Deferred acquisition costs.....................     154,949,000     136,747,000
        State income taxes.............................       1,777,000       1,466,000
        Net unrealized gains on debt and equity
          securities available for sale................       9,910,000              --
                                                          -------------    ------------
                  Total deferred tax liabilities.......     179,796,000     153,249,000
                                                          -------------    ------------
        DEFERRED TAX ASSETS:
        Contractholder reserves........................    (108,090,000)    (77,522,000)
        Guaranty fund assessments......................      (2,707,000)     (1,031,000)
        Other assets...................................      (1,952,000)     (1,534,000)
        Net unrealized losses on debt and equity
          securities available for sale................              --      (2,973,000)
                                                          -------------    ------------
                  Total deferred tax assets............    (112,749,000)    (83,060,000)
                                                          -------------    ------------
        Deferred income taxes..........................   $  67,047,000    $ 70,189,000
                                                          =============    ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


9. RELATED PARTY MATTERS

     The Company pays commissions to two affiliated companies, SunAmerica Securities, Inc. and Advantage Capital Corp. Commissions paid to these broker-dealers totaled $25,492,000 in 1997, $16,906,000 in 1996, and $9,435,000
in 1995. These broker-dealers, when combined with the Company's wholly owned broker-dealer, represent a significant portion of the Company's business, amounting to approximately 36.1%, 38.3%, and 40.6% of premiums in 1997, 1996, and 1995, respectively. The Company also sells its products through unaffiliated broker-dealers, the largest two of which represented approximately 19.2% and 10.1% of premiums in 1997, 19.7% and 10.2% in 1996, and 18.8% and 4.3% in 1995,
respectively.

     The Company purchases administrative, investment management, accounting, marketing and data processing services from SunAmerica Financial, Inc., whose purpose is to provide services to the SunAmerica companies. Amounts paid for such services totaled $86,116,000 for the year ended September 30, 1997, $65,351,000 for the year ended September 30, 1996 and $42,083,000 for the year ended September 30, 1995. Such amounts are included in General and Administrative Expenses in the income statement.

     The Parent made capital contributions of $28,411,000 in December, 1996 and $27,387,000 in December 1995 to the Company, through the Company's direct parent, in exchange for the termination of its guaranty with respect to certain real estate owned in Arizona. Accordingly, the Company reduced the carrying value of this real estate to estimated fair value to reflect the termination of the guaranty.

     During the year ended September 30, 1995, the Company sold to the Parent real estate for cash equal to its carrying value of $29,761,000.

     During the year ended September 30, 1997, the Company sold various invested assets to SunAmerica Life Insurance Company and to CalAmerica Life Insurance Company for cash equal to their current market values of $15,776,000 and $15,000, respectively. The Company recorded net gains aggregating $276,000 on such transactions.

     During the year ended September 30, 1997, the Company also purchased certain invested assets from SunAmerica Life Insurance Company and from CalAmerica Life Insurance Company for cash equal to their current market values of $8,717,000 and $284,000, respectively.

     During the year ended September 30, 1996, the Company sold various invested assets to the Parent and to SunAmerica Life Insurance Company for cash equal to their current market values of $274,000 and $47,321,000, respectively. The Company recorded net losses aggregating $3,000 on such transactions.

     During the year ended September 30, 1996, the Company also purchased certain invested assets from SunAmerica Life Insurance Company for cash equal to their current market values, which aggregated $28,379,000.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


10. BUSINESS SEGMENTS

     Summarized data for the Company's business segments follow:

                                                        TOTAL
                                                     DEPRECIATION
                                                         AND
                                        TOTAL        AMORTIZATION      PRETAX            TOTAL
                                       REVENUES        EXPENSE         INCOME           ASSETS
                                     ------------    ------------    -----------    ---------------
1997:
Annuity operations................   $332,845,000    $55,675,000     $74,792,000    $12,438,021,000
Broker-dealer operations..........     38,005,000        689,000      16,705,000         51,400,000
Asset management..................     35,661,000     16,357,000       2,798,000         81,518,000
                                     ------------    -----------     -----------    ---------------
          Total...................   $406,511,000    $72,721,000     $94,295,000    $12,570,939,000
                                     ============    ===========     ===========    ===============
1996:
Annuity operations................   $256,681,000    $43,974,000     $53,827,000    $ 9,092,770,000
Broker-dealer operations..........     31,053,000        449,000      13,033,000         37,355,000
Asset management..................     33,047,000     18,295,000       2,448,000         74,410,000
                                     ------------    -----------     -----------    ---------------
          Total...................   $320,781,000    $62,718,000     $69,308,000    $ 9,204,535,000
                                     ============    ===========     ===========    ===============
1995:
Annuity operations................   $211,587,000    $38,350,000     $55,462,000    $ 7,667,946,000
Broker-dealer operations..........     24,194,000        411,000       9,025,000         29,241,000
Asset management..................     34,427,000     24,069,000         510,000         86,510,000
                                     ------------    -----------     -----------    ---------------
          Total...................   $270,208,000    $62,830,000     $64,997,000    $ 7,783,697,000
                                     ============    ===========     ===========    ===============

                          VARIABLE ANNUITY ACCOUNT FOUR

                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                               SEPTEMBER 30, 1997

                        REPORT OF INDEPENDENT ACCOUNTANTS
                        ---------------------------------


January 16, 1998


To the Board of Directors of Anchor National Life Insurance Company and the Participants of its separate account, Variable Annuity Account Four


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Four, a separate account of Anchor National Life Insurance Company (the "Separate Account") at September 30, 1997, and the results of their operations and the changes in their net assets for the year then ended and the changes in their net assets for the period from inception to September 30, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                               September 30, 1997


                                                                               Government  International
                                          Capital                   Natural       and       Diversified    Global      Aggressive
                                       Appreciation    Growth      Resources  Quality Bond    Equities    Equities      Growth
                                         Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
  Assets:
   Investments in Anchor Series Trust,
    at market value                     $10,257,446  $ 5,250,519  $ 1,609,244  $ 2,000,368  $         0  $         0  $         0

   Investments in SunAmerica Series
    Trust, at market value                        0            0            0            0    8,291,157    4,799,254    4,173,103

  Liabilities                                     0            0            0            0            0            0            0
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------

  Net Assets                            $10,257,446  $ 5,250,519  $ 1,609,244  $ 2,000,368  $ 8,291,157  $ 4,799,254  $ 4,173,103
                                        ===========  ===========  ===========  ===========  ===========  ===========  ===========


  Accumulation units outstanding            463,440      258,234      120,153      160,820      664,200      266,074      331,531
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------

  Unit value of accumulation units      $     22.13  $     20.33  $     13.39  $     12.44  $     12.48  $     18.04  $     12.59
                                        ===========  ===========  ===========  ===========  ===========  ===========  ===========


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                               September 30, 1997
                                   (Continued)


                                            Venture     Federated    Alliance      Growth-       Asset     SunAmerica
                                             Value        Value       Growth       Income      Allocation    Balanced     Utility
                                           Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Assets:
 Investments in Anchor Series Trust,
  at market value                         $         0  $         0  $         0  $         0  $         0  $         0  $         0

 Investments in SunAmerica Series Trust,
  at market value                          24,884,843    2,946,003   13,780,609   15,468,196   11,945,046    3,098,717    1,130,828

 Liabilities                                        0            0            0            0            0            0            0
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net Assets                               $24,884,843  $ 2,946,003  $13,780,609  $15,468,196  $11,945,046  $ 3,098,717  $ 1,130,828
                                          ===========  ===========  ===========  ===========  ===========  ===========  ===========


Accumulation units outstanding              1,144,284      215,531      541,482      717,459      649,819      233,752       94,759
                                          ===========  ===========  ===========  ===========  ===========  ===========  ===========

Unit value of accumulation units          $     21.75  $     13.67  $     25.45  $     21.56  $     18.38  $     13.26  $     11.93
                                          ===========  ===========  ===========  ===========  ===========  ===========  ===========


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                               September 30, 1997
                                   (Continued)


                                           Worldwide    High-Yield      Global      Corporate      Cash
                                         High Income       Bond          Bond         Bond       Management
                                           Portfolio    Portfolio      Portfolio    Portfolio     Portfolio        TOTAL
                                         ------------  ------------  ------------  ------------  ------------  ------------
Assets:
  Investments in Anchor Series Trust,
    at market value                      $          0  $          0  $          0  $          0  $          0  $ 19,117,577

  Investments in SunAmerica Series Trust,
    at market value                         4,690,503     5,002,273     2,116,487     1,474,409     5,912,439   109,713,867

Liabilities                                         0             0             0             0             0             0
                                         ------------  ------------  ------------  ------------  ------------  ------------

Net Assets                               $  4,690,503  $  5,002,273  $  2,116,487  $  1,474,409  $  5,912,439  $128,831,444
                                         ============  ============  ============  ============  ============  ============


Accumulation units outstanding                279,672       341,232       163,409       119,358       520,152
                                         ============  ============  ============  ============  ============

Unit value of accumulation units         $      16.77  $      14.66  $      12.95  $      12.35  $      11.37
                                         ============  ============  ============  ============  ============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               September 30, 1997


                                                                    Market Value        Market
Variable Accounts                                      Shares        Per Share          Value            Cost
-----------------                                      -------    ---------------    ------------    ------------
ANCHOR SERIES TRUST:
  Capital Appreciation Portfolio                       313,240    $         32.75    $ 10,257,446    $  9,399,176
  Growth Portfolio                                     196,879              26.67       5,250,519       5,051,897
  Natural Resources Portfolio                           92,104              17.47       1,609,244       1,569,975
  Government and Quality Bond Portfolio                147,405              13.57       2,000,368       2,033,913
                                                                                     ------------    ------------
                                                                                       19,117,577      18,054,961
SUNAMERICA SERIES TRUST:
  International Diversified Equities Portfolio         682,650              12.15       8,291,157       7,831,131
  Global Equities Portfolio                            282,161              17.01       4,799,254       4,392,758
  Aggressive Growth Portfolio                          325,300              12.83       4,173,103       3,431,779
  Venture Value Portfolio                            1,138,390              21.86      24,884,843      21,038,926
  Federated Value Portfolio                            211,741              13.91       2,946,003       2,563,485
  Alliance Growth Portfolio                            589,601              23.37      13,780,609      11,957,500
  Growth-Income Portfolio                              739,617              20.91      15,468,196      13,628,781
  Asset Allocation Portfolio                           722,811              16.53      11,945,046      10,914,213
  SunAmerica Balanced Portfolio                        230,322              13.45       3,098,717       2,759,233
  Utility Portfolio                                     93,771              12.06       1,130,828       1,042,630
  Worldwide High Income Portfolio                      339,326              13.82       4,690,503       4,277,904
  High-Yield Bond Portfolio                            424,253              11.79       5,002,273       4,707,671
  Global Bond Portfolio                                186,196              11.37       2,116,487       2,081,406
  Corporate Bond Portfolio                             129,955              11.35       1,474,409       1,424,376
  Cash Management Portfolio                            555,426              10.64       5,912,439       5,876,873
                                                                                     ------------    ------------
                                                                                      109,713,867      97,928,666
                                                                                     ------------    ------------
                                                                                     $128,831,444    $115,983,627
                                                                                     ============    ============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               September 30, 1997


                                                                              Government   International
                                      Capital                     Natural       and         Diversified      Global     Aggressive
                                    Appreciation    Growth       Resources   Quality Bond     Equities      Equities      Growth
                                      Portfolio    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
Investment income:
 Dividends and capital gains
 distributions                      $   774,779   $   521,402   $    94,078   $   128,627   $   125,021   $    83,466   $     1,139
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

 Total investment income                774,779       521,402        94,078       128,627       125,021        83,466         1,139
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

Expenses:
 Mortality risk charge                  (42,429)      (22,630)       (7,757)       (9,753)      (39,140)      (19,428)      (17,194)
 Expense risk charge                    (14,559)       (7,765)       (2,662)       (3,347)      (13,431)       (6,666)       (5,900)
 Distribution expense charge             (6,240)       (3,328)       (1,141)       (1,434)       (5,756)       (2,857)       (2,528)
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

 Total expenses                         (63,228)      (33,723)      (11,560)      (14,534)      (58,327)      (28,951)      (25,622)
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

Net investment income (loss)            711,551       487,679        82,518       114,093        66,694        54,515       (24,483)
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

Net realized gains (losses) from
 securities transactions:
 Proceeds from shares sold            1,211,611       596,861       112,232       335,161       427,767       220,179       298,611
 Cost of shares sold                 (1,187,728)     (573,985)     (109,631)     (328,882)     (404,943)     (221,044)     (283,826)
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

Net realized gains (losses) from
 securities transactions                 23,883        22,876         2,601         6,279        22,824          (865)       14,785
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

Net unrealized appreciation/
 depreciation of investments:
 Beginning of period                      4,391           603           (15)           47           521         1,290           943
 End of period                          858,270       198,622        39,269       (33,545)      460,026       406,496       741,324
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

Change in net unrealized
 appreciation/depreciation
 of investments                         853,879       198,019        39,284       (33,592)      459,505       405,206       740,381
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

Increase in net assets from
 operations                         $ 1,589,313   $   708,574   $   124,403   $    86,780   $   549,023   $   458,856   $   730,683
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               September 30, 1997
                                   (Continued)


                                      Venture      Federated     Alliance       Growth-       Asset        SunAmerica
                                       Value         Value        Growth        Income      Allocation     Balanced       Utility
                                     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------
Investment income:
 Dividends and capital
 gains distributions                $   151,903   $     2,206   $   218,361   $   220,544   $   343,166   $     5,232   $     5,585
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

 Total investment income                151,903         2,206       218,361       220,544       343,166         5,232         5,585
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

Expenses:
 Mortality risk charge                 (103,040)      (12,189)      (54,290)      (58,945)      (47,941)      (13,127)       (5,821)
 Expense risk charge                    (35,357)       (4,183)      (18,629)      (20,226)      (16,450)       (4,504)       (1,997)
 Distribution expense charge            (15,153)       (1,792)       (7,983)       (8,668)       (7,051)       (1,931)         (856)
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

 Total expenses                        (153,550)      (18,164)      (80,902)      (87,839)      (71,442)      (19,562)       (8,674)
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

Net investment income (loss)             (1,647)      (15,958)      137,459       132,705       271,724       (14,330)       (3,089)
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

Net realized gains (losses)
 from securities transactions:
 Proceeds from shares sold              662,803       180,422     1,175,628     1,175,448       688,155       131,146        87,321
 Cost of shares sold                   (594,503)     (166,378)   (1,134,873)   (1,151,542)     (694,269)     (121,801)      (83,208)
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

Net realized gains (losses)
  from securities transactions           68,300        14,044        40,755        23,906        (6,114)        9,345         4,113
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

Net unrealized appreciation/
 depreciation of investments:
 Beginning of period                      8,705         2,252           821         1,034           128           629          (202)


End of period                         3,845,917       382,518     1,823,109     1,839,415     1,030,833       339,484        88,198
                                     ----------    ----------    ----------    ----------    ----------    ----------    ----------

Change in net unrealized
 appreciation/ depreciation
 of investments                       3,837,212       380,266     1,822,288     1,838,381     1,030,705       338,855        88,400
                                     ----------    ----------    ----------    ----------    ----------    ----------    ----------


Increase in net assets
 from operations                     $3,903,865    $  378,352    $2,000,502    $1,994,992    $1,296,315    $  333,870    $   89,424
                                     ----------    ----------    ----------    ----------    ----------    ----------    ----------


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               September 30, 1997
                                   (Continued)


                                   Worldwide      High-Yield      Global        Corporate                Cash
                                  High Income       Bond           Bond           Bond                Management
                                   Portfolio      Portfolio      Portfolio      Portfolio              Portfolio        TOTAL
                                  ------------   ------------   ------------   ------------           ------------   ------------
  Investment income:
   Dividends and capital
   gains distributions            $    113,419   $    111,299   $     84,719   $     27,001           $    150,537   $  3,162,484
                                  ------------   ------------   ------------   ------------           ------------   ------------

   Total investment income             113,419        111,299         84,719         27,001                150,537      3,162,484
                                  ------------   ------------   ------------   ------------           ------------   ------------

  Expenses:
   Mortality risk charge               (23,188)       (20,390)       (11,592)        (6,423)               (33,062)      (548,339)
   Expense risk charge                  (7,957)        (6,997)        (3,978)        (2,204)               (11,345)      (188,157)
   Distribution expense charge          (3,410)        (2,998)        (1,704)          (944)                (4,862)       (80,636)
                                  ------------   ------------   ------------   ------------           ------------   ------------

   Total expenses                      (34,555)       (30,385)       (17,274)        (9,571)               (49,269)      (817,132)
                                  ------------   ------------   ------------   ------------           ------------   ------------

  Net investment income                 78,864         80,914         67,445         17,430                101,268      2,345,352
                                  ------------   ------------   ------------   ------------           ------------   ------------

  Net realized gains (losses)
   from securities transactions:
   Proceeds from shares sold           312,384        506,436        185,147        126,453              8,249,049     16,682,814
   Cost of shares sold                (301,848)      (499,784)      (186,251)      (125,393)            (8,270,230)   (16,440,119)
                                  ------------   ------------   ------------   ------------           ------------   ------------

  Net realized gains (losses)
   from securities transactions         10,536          6,652         (1,104)         1,060                (21,181)       242,695
                                  ------------   ------------   ------------   ------------           ------------   ------------

  Net unrealized appreciation/
   depreciation of investments:
   Beginning of period                   3,454            238            383            233                    189         25,644
   End of period                       412,599        294,602         35,081         50,033                 35,566     12,847,817
                                  ------------   ------------   ------------   ------------           ------------   ------------

  Change in net unrealized
   appreciation/depreciation
   of investments                      409,145        294,364         34,698         49,800                 35,377     12,822,173
                                  ------------   ------------   ------------   ------------           ------------   ------------

  Increase in net assets
   from operations                $    498,545   $    381,930   $    101,039   $     68,290           $    115,464   $ 15,410,220
                                  ============   ============   ============   ============           ============   ============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               September 30, 1997


                                                                            Government    International
                                 Capital                      Natural          and         Diversified      Global      Aggressive
                              Appreciation      Growth       Resources     Quality Bond     Equities       Equities       Growth
                                Portfolio      Portfolio     Portfolio       Portfolio      Portfolio      Portfolio    Portfolio
                              ------------   ------------   ------------   ------------   ------------   ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS:
From operations:
 Net investment
  income (loss)               $    711,551   $    487,679   $     82,518   $    114,093   $     66,694   $     54,515  $    (24,483)
 Net realized gains
   (losses) from securities
    transactions                    23,883         22,876          2,601          6,279         22,824           (865)       14,785
 Change in net unrealized
  appreciation/depreciation
  of investments                   853,879        198,019         39,284        (33,592)       459,505        405,206       740,381
                              ------------   ------------   ------------   ------------   ------------   ------------  ------------

  Increase in net assets
     from operations             1,589,313        708,574        124,403         86,780        549,023        458,856       730,683
                              ------------   ------------   ------------   ------------   ------------   ------------  ------------

From capital transactions:
   Net proceeds from units
    sold                         7,027,360      4,377,400      1,356,261      1,770,713      6,822,655      3,904,269     3,053,564
   Cost of units redeemed         (232,031)      (107,745)       (86,485)       (32,440)      (151,178)      (184,417)     (103,579)
   Net transfers                 1,662,856        196,072        201,683        162,076      1,033,461        531,078       449,604
                              ------------   ------------   ------------   ------------   ------------   ------------  ------------

  Increase in net assets
   from capital transactions     8,458,185      4,465,727      1,471,459      1,900,349      7,704,938      4,250,930     3,399,589
                              ------------   ------------   ------------   ------------   ------------   ------------  ------------

Increase in net assets          10,047,498      5,174,301      1,595,862      1,987,129      8,253,961      4,709,786     4,130,272
 Net assets at
  beginning of period              209,948         76,218         13,382         13,239         37,196         89,468        42,831
                              ------------   ------------   ------------   ------------   ------------   ------------  ------------

Net assets at end of period   $ 10,257,446   $  5,250,519   $  1,609,244   $  2,000,368   $  8,291,157   $  4,799,254  $  4,173,103
                              ============   ============   ============   ============   ============   ============  ============

ANALYSIS OF INCREASE
  (DECREASE)IN UNITS
  OUTSTANDING:
Units sold                         382,875        250,825        109,778        148,827        586,540        238,970       297,312
Units redeemed                     (12,483)        (5,821)        (6,972)        (2,736)       (13,090)       (11,061)       (9,689)
Units transferred                   81,126          8,170         16,190         13,578         87,398         31,942        39,595
                              ------------   ------------   ------------   ------------   ------------   ------------  ------------

Increase in units
 outstanding                       451,518        253,174        118,996        159,669        660,848        259,851       327,218
Beginning units                     11,922          5,060          1,157          1,151          3,352          6,223         4,313
                              ------------   ------------   ------------   ------------   ------------   ------------  ------------

Ending units                       463,440        258,234        120,153        160,820        664,200        266,074       331,531
                              ============   ============    ===========   ============   ============   ============  ============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               September 30, 1997
                                   (Continued)


                               Venture       Federated      Alliance        Growth-          Asset      SunAmerica
                                Value          Value         Growth         Income        Allocation     Balanced        Utility
                              Portfolio      Portfolio      Portfolio      Portfolio       Portfolio     Portfolio      Portfolio
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment
  income (loss)              $     (1,647)  $    (15,958)  $    137,459   $    132,705   $    271,724   $    (14,330)  $     (3,089)
 Net realized gains
  (losses) from securities
  transactions                     68,300         14,044         40,755         23,906         (6,114)         9,345          4,113
 Change in net unrealized
  appreciation/depreciation
  of investments                3,837,212        380,266      1,822,288      1,838,381      1,030,705        338,855         88,400
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

  Increase in net
   assets from operations       3,903,865        378,352      2,000,502      1,994,992      1,296,315        333,870         89,424
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
 Net proceeds from
  units sold                   18,370,104      1,977,247     10,243,172     11,509,347      9,752,942      2,497,631        830,951
 Cost of units redeemed          (765,662)       (73,545)      (264,926)      (305,882)      (273,390)      (102,332)       (53,039)
 Net transfers                  3,014,741        585,873      1,736,280      2,216,924      1,151,044        333,001        250,501
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

 Increase in net assets
  from capital transactions    20,619,183      2,489,575     11,714,526     13,420,389     10,630,596      2,728,300      1,028,413
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

 Increase in net assets        24,523,048      2,867,927     13,715,028     15,415,381     11,926,911      3,062,170      1,117,837
 Net assets at
  beginning of period             361,795         78,076         65,581         52,815         18,135         36,547         12,991
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net assets at end of period  $ 24,884,843   $  2,946,003   $ 13,780,609   $ 15,468,196   $ 11,945,046   $  3,098,717   $  1,130,828
                             ============   ============   ============   ============   ============   ============   ============

ANALYSIS OF INCREASE
 (DECREASE) IN UNITS
 OUTSTANDING:
Units sold                      1,000,913        166,367        474,207        622,585        593,296        210,925         75,924
Units redeemed                    (39,966)        (6,149)       (11,977)       (15,769)       (15,932)        (8,411)        (4,655)
Units transferred                 158,975         47,561         75,425        107,128         71,145         27,704         22,180
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Increase in units
 outstanding                    1,119,922        207,779        537,655        713,944        648,509        230,218         93,449
Beginning units                    24,362          7,752          3,827          3,515          1,310          3,534          1,310
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Ending units                    1,144,284        215,531        541,482        717,459        649,819        233,752         94,759
                             ============   ============   ============   ============   ============   ============   ============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               September 30, 1997
                                   (Continued)


                                 Worldwide      High-Yield        Global         Corporate         Cash
                                High Income        Bond            Bond            Bond         Management
                                 Portfolio       Portfolio       Portfolio       Portfolio       Portfolio        TOTAL
                               -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment
  income (loss)                $      78,864   $      80,914   $      67,445   $      17,430   $     101,268   $   2,345,352
 Net realized gains
  (losses) from
   securities transactions            10,536           6,652          (1,104)          1,060         (21,181)        242,695
 Change in net unrealized
  appreciation/depreciation
  of investments                     409,145         294,364          34,698          49,800          35,377      12,822,173
                               -------------   -------------   -------------   -------------   -------------   -------------

 Increase in net
  assets from operations             498,545         381,930         101,039          68,290         115,464      15,410,220
                               -------------   -------------   -------------   -------------   -------------   -------------

From capital transactions:
 Net proceeds from units sold      3,660,170       4,526,083       1,751,422       1,270,998      15,025,668     109,727,957
 Cost of units redeemed             (177,166)       (118,488)        (31,827)        (15,968)       (603,744)     (3,683,844)
 Net transfers                       581,847         194,575         270,417         111,561      (8,758,198)      5,925,396
                               -------------   -------------   -------------   -------------   -------------   -------------

 Increase in net assets
   from capital transactions       4,064,851       4,602,170       1,990,012       1,366,591       5,663,726     111,969,509
                               -------------   -------------   -------------   -------------   -------------   -------------

Increase in net assets             4,563,396       4,984,100       2,091,051       1,434,881       5,779,190     127,379,729
Net assets at
 beginning of period                 127,107          18,173          25,436          39,528         133,249       1,451,715
                               -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of period    $   4,690,503   $   5,002,273   $   2,116,487   $   1,474,409   $   5,912,439   $ 128,831,444
                               =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN UNITS
  OUTSTANDING:
Units sold                           243,868         334,678         141,881         107,792       1,342,457
Units redeemed                       (11,396)         (8,682)         (2,529)         (1,348)        (53,984)
Units transferred                     37,855          13,796          21,909           9,389        (780,464)
                               -------------   -------------   -------------   -------------   -------------

Increase in units
 outstanding                         270,327         339,792         161,261         115,833         508,009
Beginning units                        9,345           1,440           2,148           3,525          12,143
                               -------------   -------------   -------------   -------------   -------------

Ending units                         279,672         341,232         163,409         119,358         520,152
                               =============   =============   =============   =============   =============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
               For the period from inception to September 30, 1996

                                                                  Government  International
                                Capital                Natural        and     Diversified   Global    Aggressive
                             Appreciation   Growth     Resources  Quality Bond  Equities   Equities    Growth
                               Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                               ---------   ---------   ---------   ---------   ---------   ---------   ---------
INCREASE (DECREASE)
 IN NET ASSETS:
From operations:
 Net investment
  income (loss)                $   5,013   $   2,124   $      (3)  $      (8)  $      (9)  $     (92)  $     (21)
 Net realized gains
  (losses) from
  securities transactions              0           1           0           0           0           0           0
 Change in net unrealized
  appreciation/depreciation
  of investments                   4,391         603         (15)         47         521       1,290         943
                               ---------   ---------   ---------   ---------   ---------   ---------   ---------

 Increase (decrease)
  in net assets
  from operations                  9,404       2,728         (18)         39         512       1,198         922
                               ---------   ---------   ---------   ---------   ---------   ---------   ---------

From capital transactions:
 Net proceeds from
  units sold                     199,749      73,565      13,250      13,200      35,484      88,000      41,909
 Cost of units redeemed              (75)        (75)          0           0           0           0           0
 Net transfers                       870           0         150           0       1,200         270           0
                               ---------   ---------   ---------   ---------   ---------   ---------   ---------

 Increase in net assets
  from capital transactions      200,544      73,490      13,400      13,200      36,684      88,270      41,909
                               ---------   ---------   ---------   ---------   ---------   ---------   ---------

Increase in net assets           209,948      76,218      13,382      13,239      37,196      89,468      42,831
Net assets at
  beginning of period                  0           0           0           0           0           0           0
                               ---------   ---------   ---------   ---------   ---------   ---------   ---------

Net assets at end of period    $ 209,948   $  76,218   $  13,382   $  13,239   $  37,196   $  89,468   $  42,831
                               =========   =========   =========   =========   =========   =========   =========

ANALYSIS OF INCREASE
  (DECREASE) IN UNITS
 OUTSTANDING:
Units sold                        11,876       5,065       1,144       1,151       3,243       6,204       4,313
Units redeemed                        (4)         (5)          0           0           0           0           0
Units transferred                     50           0          13           0         109          19           0
                               ---------   ---------   ---------   ---------   ---------   ---------   ---------

Increase in units outstanding     11,922       5,060       1,157       1,151       3,352       6,223       4,313
Beginning units                        0           0           0           0           0           0           0
                               ---------   ---------   ---------   ---------   ---------   ---------   ---------

Ending units                      11,922       5,060       1,157       1,151       3,352       6,223       4,313
                               =========   =========   =========   =========   =========   =========   =========


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
               For the period from inception to September 30, 1996
                                   (Continued)


                                    Venture    Federated   Alliance     Growth-      Asset     SunAmerica
                                     Value       Value      Growth      Income     Allocation   Balanced    Utility
                                   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                                   ---------   ---------   ---------   ---------   ---------   ---------   ---------
INCREASE (DECREASE)
 IN NET ASSETS:
From operations:
 Net investment
  income (loss)                    $    (300)  $     (54)  $     (27)  $     (30)  $      (9)  $     (16)  $      (7)
 Net realized gains
  (losses) from securities
   transactions                            1           1           0         (24)          0           0           0
 Change in net unrealized
  appreciation/depreciation
  of investments                       8,705       2,252         821       1,034         128         629        (202)
                                   ---------   ---------   ---------   ---------   ---------   ---------   ---------

  Increase (decrease)
  in net assets from operations        8,406       2,199         794         980         119         613        (209)
                                   ---------   ---------   ---------   ---------   ---------   ---------   ---------

From capital transactions:
   Net proceeds from units sold      351,994      75,952      63,317      51,835      18,016      35,334      13,200
   Cost of units redeemed                (75)        (75)          0           0           0           0           0
   Net transfers                       1,470           0       1,470           0           0         600           0
                                   ---------   ---------   ---------   ---------   ---------   ---------   ---------

  Increase in net assets
   from capital transactions         353,389      75,877      64,787      51,835      18,016      35,934      13,200
                                   ---------   ---------   ---------   ---------   ---------   ---------   ---------

Increase in net assets               361,795      78,076      65,581      52,815      18,135      36,547      12,991
Net assets at beginning of period          0           0           0           0           0           0           0
                                   ---------   ---------   ---------   ---------   ---------   ---------   ---------

Net assets at end of period        $ 361,795   $  78,076   $  65,581   $  52,815   $  18,135   $  36,547   $  12,991
                                   =========   =========   =========   =========   =========   =========   =========

ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
Units sold                            24,267       7,759       3,740       3,515       1,310       3,476       1,310
Units redeemed                            (5)         (7)          0           0           0           0           0
Units transferred                        100           0          87           0           0          58           0
                                   ---------   ---------   ---------   ---------   ---------   ---------   ---------

Increase in units outstanding         24,362       7,752       3,827       3,515       1,310       3,534       1,310
Beginning units                            0           0           0           0           0           0           0
                                   ---------   ---------   ---------   ---------   ---------   ---------   ---------

Ending units                          24,362       7,752       3,827       3,515       1,310       3,534       1,310
                                   =========   =========   =========   =========   =========   =========   =========


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
               For the period from inception to September 30, 1996
                                   (Continued)


                                    Worldwide    High-Yield      Global       Corporate      Cash
                                   High Income      Bond          Bond          Bond       Management
                                    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio       TOTAL
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE)
 IN NET ASSETS:
From operations:
 Net investment
  income (loss)                    $      (117)  $        (5)  $       (18)  $       (10)  $       (77)  $     6,334
 Net realized gains
  (losses) from
  securities transactions                    2             0             0             0            10            (9)
 Change in net unrealized
   appreciation/depreciation
   of investments                        3,454           238           383           233           189        25,644
                                   -----------   -----------   -----------   -----------   -----------   -----------

 Increase (decrease)
  in net assets from operations          3,339           233           365           223           122        31,969
                                   -----------   -----------   -----------   -----------   -----------   -----------

From capital transactions:
   Net proceeds from units sold        123,168        17,940        24,801        38,705       134,627     1,414,046
   Cost of units redeemed                    0             0             0             0             0          (300)
   Net transfers                           600             0           270           600        (1,500)         6000
                                   -----------   -----------   -----------   -----------   -----------   -----------

  Increase in net assets
    from capital transactions          123,768        17,940        25,071        39,305       133,127     1,419,746
                                   -----------   -----------   -----------   -----------   -----------   -----------

Increase in net assets                 127,107        18,173        25,436        39,528       133,249     1,451,715
Net assets at beginning of period            0             0             0             0             0             0
                                   -----------   -----------   -----------   -----------   -----------   -----------

Net assets at end of period        $   127,107   $    18,173   $    25,436   $    39,528   $   133,249   $ 1,451,715
                                   ===========   ===========   ===========   ===========   ===========   ===========

ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
Units sold                               9,301         1,440         2,125         3,471        12,280
Units redeemed                               0             0             0             0             0
Units transferred                           44             0            23            54          (137)
                                   -----------   -----------   -----------   -----------   -----------

Increase in units outstanding            9,345         1,440         2,148         3,525        12,143
Beginning units                              0             0             0             0             0
                                   -----------   -----------   -----------   -----------   -----------

Ending units                             9,345         1,440         2,148         3,525        12,143
                                   ===========   ===========   ===========   ===========   ===========


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.         SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
           ------------------------------------------

           Variable Annuity Account Four of Anchor National Life Insurance Company (the "Separate Account") is a segregated investment account of Anchor National Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of SunAmerica Inc. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

           The Separate Account is composed of nineteen variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested in the shares of either (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust") or (2) one of the fifteen currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"). The Anchor Trust and the SunAmerica Trust (the "Trusts") are each diversified, open-end, affiliated investment companies, which retain investment advisors to assist in the investment activities of the Trusts. The participant may elect to have payments allocated to a guaranteed-interest fund of the Company (the "General Account"), which is not a part of the Separate Account. The financial statements include balances allocated by the participant to the nineteen Variable Accounts and do not include balances allocated to the General Account.

           The Variable Accounts became initially available for sale on August 19, 1996. The inception dates for the nineteen individual Portfolios were as follows: August 27, 1996 for the Capital Appreciation, Global Equities, Venture Value and Worldwide High Income Portfolios; August 29, 1996 for the Aggressive Growth Portfolio; September 4, 1996 for the Global Bond Portfolio; September 5, 1996 for the Cash Management Portfolio; September 6, 1996 for the Growth, Federated Value and Growth-Income Portfolios; September 12, 1996 for the Natural Resources, International Diversified Equities and Alliance Growth Portfolios; September 16, 1996 for the Government and Quality Bond, Asset Allocation, SunAmerica Balanced and Utility Portfolios; and September 23, 1996 for the High-Yield Bond and Corporate Bond Portfolios.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.         SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
           ------------------------------------------------------

           The investment objectives and policies of the four portfolios of the Anchor Trust are summarized below:

           The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests in growth equity securities which are widely diversified by industry and company and may engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

           The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests in growth equity securities and may engage in transactions involving stock index futures and options thereon as a hedge against changes in market conditions.

           The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio invests primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

           The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in corporate debt securities rated Aa or better by Moody's Investors Service, Inc. or AA or better by Standard & Poor's Corporation.

           Anchor Trust has portfolios in addition to those identified above; however, none of these other portfolios is currently available for investment under the Separate Account.

           The investment objectives and policies of the fifteen portfolios of the SunAmerica Trust are summarized below:

           The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests in accordance with country weightings as determined by the subadvisor in common stocks of foreign issuers which, in the aggregate, replicate broad country indices.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.         SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
           ------------------------------------------------------

           The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities of U.S. and foreign issuers with common stock characteristics which demonstrate the potential for appreciation and engages in transactions in foreign currencies.

           The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of small capitalization growth companies.

           The VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in common stocks.

           The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in the securities of high quality companies.

           The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics which demonstrate the potential for appreciation.

           The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

           The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term. This portfolio invests in a diversified selection of common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less), in any combination.

           The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal. This portfolio maintains at all times a balanced portfolio of stocks and bonds.

           The UTILITY PORTFOLIO seeks high current income and moderate capital appreciation. This portfolio invests primarily in the equity and debt securities of utility companies.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.         SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
           ------------------------------------------------------

           The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in a selection of high-yielding fixed-income securities of issuers located throughout the world.

           The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, seeks capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities.

           The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

           The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests primarily in investment grade fixed-income securities.

           The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

           SunAmerica Trust has portfolios in addition to those identified above; however, none of these other portfolios is currently available for investment under the Separate Account.

           Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of the shares on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded when received. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

           Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.         CHARGES AND DEDUCTIONS
           ----------------------

           There are no withdrawal charges and no contract maintenance charges. Other charges and deductions are applied against the current value of the Separate Account and are paid as follows:

           TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

           PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender, upon death of the participant or upon annuitization; however, it reserves the right to deduct premium taxes when incurred. Premium taxes generally range from 0% to 3.5%.

           MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, which total to an annual rate of 1.37% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant, to waive the withdrawal charge in the event of the death of the participant and to provide both a standard and an enhanced death benefit if the participant dies prior to the date annuity payments begin. The expense risk charge is compensation for the risk assumed by the Company that the cost of administering the contracts will exceed the current charges.

           DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. The distribution expense charge is for all expenses associated with the distribution of the contract.

           SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.         INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST
           -----------------------------------------------

           The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the period ending September 30, 1997 consist of the following:


 Cost of Shares                     Proceeds from
Variable Accounts                      Acquired        Shares Sold
-----------------                    -----------       -----------
ANCHOR TRUST:
Capital Appreciation Portfolio       $10,381,347       $ 1,211,611
Growth Portfolio                       5,550,266           596,861
Natural Resources Portfolio            1,666,209           112,232
Government and Quality Bond
   Portfolio                           2,349,603           335,161

SUNAMERICA TRUST:
International Diversified
   Equities Portfolio                  8,199,399           427,767
Global Equities Portfolio              4,525,623           220,179
Aggressive Growth Portfolio            3,673,717           298,611
Venture Value Portfolio               21,280,339           662,803
Federated Value Portfolio              2,654,040           180,422
Alliance Growth Portfolio             13,027,613         1,175,628
Growth-Income Portfolio               14,728,543         1,175,448
Asset Allocation Portfolio            11,590,475           688,155
SunAmerica Balanced Portfolio          2,845,115           131,146
Utility Portfolio                      1,112,645            87,321
Worldwide High Income
   Portfolio                           4,456,099           312,384
High-Yield Bond Portfolio              5,189,519           506,436
Global Bond Portfolio                  2,242,603           185,147
Corporate Bond Portfolio               1,510,474           126,453
Cash Management Portfolio             14,014,043         8,249,049
                                     ===========       ===========

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


4.           FEDERAL INCOME TAXES
             --------------------

             The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. The Separate Account is not treated as a regulated investment company under the Code.

                           PART C - OTHER INFORMATION
                           --------------------------

Item 24.  Financial Statements and Exhibits
--------  ---------------------------------

(a)      Financial Statements
         --------------------

         The following financial statements are included in Part A of the Registration Statement:

         None.


         The following financial statements are included in Part B of the Registration Statement:


         Consolidated Financial Statements of Anchor National Life Insurance Company for the fiscal year ended September 30, 1997

         Financial Statements of Variable Annuity Account Four for the fiscal year ended September 30, 1997



 (b)     Exhibits
         --------

         (1)  Resolutions Establishing Separate Account ..  Previously Filed
         (2)  Custody Agreement ..........................  Not Applicable
         (3)  (a) Form of Distribution Contract ..........  Previously Filed
              (b) Form of Selling Agreement ..............  Previously Filed
         (4)  Variable Annuity Contract ..................  Filed Herewith
         (5)  Application for Contract ...................  Filed Herewith
         (6)  Depositor - Corporate Documents
              (a) Certificate of Incorporation ...........  Previously Filed
              (b) By-Laws.................................  Previously Filed
         (7)  Reinsurance Contract .......................  Not Applicable
         (8)  Form of Fund Participation Agreement .......  Previously Filed
         (9)  Opinion of Counsel .........................  Previously Filed
              Consent of Counsel..........................  Previously Filed
         (10) Consent of Accountants......................  Filed Herewith
         (11) Financial Statements Omitted from Item 23 ..  None
         (12) Initial Capitalization Agreement ...........  Not Applicable
         (13) Performance Computations ...................  Not Applicable
         (14) Diagram and Listing of All Persons Directly
               or Indirectly Controlled By or Under Common
               Control with Anchor National Life Insurance
               Company, the Depositor of Registrant ......  Previously Filed
         (15) Powers of Attorney..........................  Previously Filed
         (27) Financial Data Schedules ...................  Not Applicable


Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

         The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


         Name                               Position
         ----                               ---------
         Eli Broad                      Chairman, President and Chief Executive
                                        Officer
         Peter McMillan                 Director
         Jay S. Wintrob                 Director and Executive Vice President
         James R. Belardi               Director and Senior Vice President
         Scott L. Robinson              Director and Senior Vice President
         Jana W. Greer                  Director and Senior Vice President
         James W. Rowan                 Director and Senior Vice President
         Lorin M. Fife                  Director, Senior Vice President, General
                                        Counsel and Assistant Secretary
         Susan L. Harris                Director, Senior Vice President and
                                        Secretary
         N. Scott Gillis                Senior Vice President and Controller
         Edwin R. Reoliquio             Senior Vice President and Chief Actuary
         Victor E. Akin                 Senior Vice President
         J. Franklin Grey               Vice President
         Keith B. Jones                 Vice President
         Michael L. Lindquist           Vice President
         Edward P. Nolan(1)             Vice President
         Gregory M. Outcalt             Vice President
         Scott H. Richland              Vice President and Treasurer

------------
(1)  88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant
----------------------------------------------------------------------

         The Registrant is a separate account of Anchor National Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 which is incorporated herein by reference.


Item 27.  Number of Contract Owners
-----------------------------------

         As of December 31, 1997, the number of Contracts funded by Variable Annuity Account Four of Anchor National Life Insurance Company was 2,534, of which 707 were Qualified Contracts and 1,827 were Nonqualified Contracts.


Item 28.  Indemnification
-------------------------

         None.


Item 29.  Principal Underwriter
-------------------------------

         SunAmerica Capital Services, Inc. serves as distributor to the Registrant.

         Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.

         Name                       Position with Distributor
         ----                       -------------------------
         J. Steven Neamtz                   Director & President
         Robert M. Zakem                    Director, Executive Vice President,
                                            General Counsel & Assistant Secretary
         Peter Harbeck                      Director
         Gary W. Krat                       Director
         Enrique Lopez-Balboa               Vice President
         Steven Rothstein                   Treasurer
         Susan L. Harris                    Secretary
         Lorin M. Fife                      Assistant Secretary


                      Net Distribution               Compensation on
  Name of               Discounts and                 Redemption or             Brokerage
Distributor              Commissions                  Annuitization             Commissions          Commissions*
-----------           ----------------               ----------------           -----------          ------------
SunAmerica Capital    None                             None                       None                  None
 Services, Inc.

----------------
*Distribution fee is paid by Anchor National Life Insurance Company.



Item 30.   Location of Accounts and Records
-------------------------------------------

         Anchor National Life Insurance Company, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles,

         California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.


Item 31.  Management Services
-----------------------------

         Not Applicable.

         Item 32.  Undertakings ---------------------- Registrant undertakes to
         (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


         Further, Registrant undertakes to deduct mortality and expense risk charges, distribution expense charges, withdrawal charges (contingent deferred sales charges), contract maintenance fees and transfer fees that are in the aggregate (1) reasonable in relation to the risks assumed by the Company and (2) reasonable in relation to the services rendered; and (3) reasonable in relation to the expenses expected to be incurred. Those determinations are based on the Company's analysis of publicly available information about similar industry practices, and by taking into consideration factors such as current contract levels and benefits provided, the existence of expense charges guarantees and guaranteed annuity rates.


Item 33.  Representation
------------------------
         The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

         1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

         2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

         3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

         4.       Obtain from each plan participant who purchases a
                  Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of
                  (1) the restrictions on redemption imposed by
                  Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                           SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 29th day of January, 1998.

                           VARIABLE ANNUITY ACCOUNT FOUR
                                    (Registrant)

                           By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                           By: /s/ JAY S. WINTROB
                              -----------------------------------------
                                   Jay S. Wintrob
                                   Executive Vice President

                           By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                               (Depositor, on behalf of itself and Registrant)


                           By: /s/ JAY S. WINTROB
                              -------------------------------------------
                                    Jay S. Wintrob
                                    Executive Vice President


         As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



SIGNATURE                  TITLE                            DATE
---------                  -----                            ----
ELI BROAD*                 President, Chief
--------------------       Executive Officer and
Eli Broad                  Chairman  of the Board
                           (Principal Executive
                               Officer)


SCOTT L. ROBINSON*         Senior Vice President
--------------------           and Director
Scott L. Robinson          (Principal Financial
                               Officer)


N. SCOTT GILLIS*           Senior Vice President
--------------------           and Controller
N. Scott Gillis            (Principal Accounting
                               Officer)


JAMES R. BELARDI*          Director
--------------------
James R. Belardi


LORIN M. FIFE*             Director
--------------------
Lorin M. Fife


JANA W. GREER*             Director
--------------------
Jana W. Greer


/s/ SUSAN L. HARRIS        Director                         January 29, 1998
--------------------
Susan L. Harris


PETER MCMILLAN*            Director
--------------------
Peter McMillan


JAY S. WINTROB*            Director
--------------------
Jay S. Wintrob

SIGNATURE                       TITLE                            DATE
---------                       -----                            ----
JAMES W. ROWAN*                Director
---------------------
James W. Rowan






* By: /s/ SUSAN L. HARRIS      Attorney-in-Fact
     ----------------------
        Susan L. Harris


Date:  January 29, 1998

                           EXHIBIT INDEX
                           -------------



Exhibit           Description
-------           -----------
(4)               Variable Annuity Contract
(5)               Application For Contract
(10)              Consent of Accountants